UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Investment Grade Income Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Parametric Absolute Return Fund (formerly, Eaton Vance Parametric Option Absolute Return Strategy Fund)

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

March 31, 2013 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At March 31, 2013, the Fund owned 57.6% of Investment Grade Income Portfolio’s outstanding interests and 66.7% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Large-Cap Core Research Portfolio (identified cost, $104,109,262)	$132,230,936	67.5%

Investment Grade Income Portfolio (identified cost, $62,875,728)	63,558,010	32.5

Total Investments in Affiliated Portfolios (identified cost, $166,984,990)	$195,788,946	100.0%

Other Assets, Less Liabilities	$(84,804)	(0.0)%

Net Assets	$195,704,142	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2013 and December 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

1

Eaton Vance

Commodity Strategy Fund

March 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 6.8%

Security	Principal Amount (000’s omitted)	Value
Advertising — 0.1%
Griffey Intermediate, Inc./Griffey Finance Sub, LLC, 7.00%, 10/15/20(1)	$461	$472,525

		$472,525

Aerospace & Defense — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	$325	$336,781
Esterline Technologies Corp., 6.625%, 3/1/17	120	122,775

		$459,556

Auto Manufacturers — 0.1%
Ford Motor Co., 4.75%, 1/15/43	$125	$117,159
Navistar International Corp., 8.25%, 11/1/21	150	153,563

		$270,722

Auto Parts & Equipment — 0.1%
Cooper-Standard Holdings, Inc., 7.375%, 4/1/18(1)(2)	$100	$100,500
Lear Corp., 4.75%, 1/15/23(1)	250	245,000
TRW Automotive, Inc., 7.00%, 3/15/14(1)	125	131,563

		$477,063

Banks — 0.1%
Ally Financial, Inc., 3.125%, 1/15/16	$250	$253,313
Ally Financial, Inc., 6.75%, 12/1/14	325	350,188

		$603,501

Chemicals — 0.2%
Hexion US Finance Corp., 6.625%, 4/15/20	$150	$151,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	100	104,000
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	950	1,003,437

		$1,258,562

Coal — 0.0%(3)
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	$150	$161,250

		$161,250

Commercial Services — 0.2%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc, 5.50%, 4/1/23(1)	$400	$401,000
Sotheby’s, 5.25%, 10/1/22(1)	475	482,125
WEX, Inc., 4.75%, 2/1/23(1)	375	364,687

		$1,247,812

Distribution & Wholesale — 0.2%
HD Supply, Inc., 10.50%, 1/15/21	$850	$887,187

		$887,187

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 2.5%
Blue Fin, Ltd., 8.546%, 5/28/13(1)(4)(5)	$2,250	$2,266,650
CNH Capital, LLC, 6.25%, 11/1/16	15	16,650
East Lane Re IV, Ltd., 5.796%, 3/14/14(1)(4)(5)	1,400	1,426,880
Everglades Re, Ltd., 17.796%, 4/30/14(1)(4)(5)	4,000	4,372,800
Golden State Re, Ltd., 3.796%, 1/8/15(1)(4)(5)	3,000	3,074,100
International Lease Finance Corp., 4.875%, 4/1/15	225	236,813
International Lease Finance Corp., 5.875%, 4/1/19	360	390,853
International Lease Finance Corp., MTN, 5.625%, 9/20/13	1,000	1,020,000
Nuveen Investments, Inc., 9.125%, 10/15/17(1)	775	804,062
Nuveen Investments, Inc., 9.50%, 10/15/20(1)	225	236,250
Residential Re 2011, Ltd., 8.796%, 6/6/15(1)(4)(5)	750	766,500

		$14,611,558

Electrical Components & Equipment — 0.1%
WireCo WorldGroup, Inc., 9.50%, 5/15/17	$685	$719,250

		$719,250

Electronics — 0.1%
313 Group, Inc., 6.375%, 12/1/19(1)	$525	$523,688

		$523,688

Engineering & Construction — 0.2%
MasTec, Inc., 4.875%, 3/15/23	$215	$213,388
Weekley Homes, LLC/Weekley Finance Corp., 6.00%, 2/1/23(1)	525	543,375
Zachry Holdings, Inc., 7.50%, 2/1/20(1)	275	290,812

		$1,047,575

Entertainment — 0.1%
CCM Merger, Inc., 9.125%, 5/1/19(1)	$275	$283,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21(1)	250	249,375
Pinnacle Entertainment, Inc., 7.75%, 4/1/22	25	26,969
Pinnacle Entertainment, Inc., 8.625%, 8/1/17	25	26,625
Regal Entertainment Group, 5.75%, 2/1/25	250	246,250

		$832,469

Foods — 0.2%
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(1)	$650	$651,625
Land O’Lakes, Inc., 6.00%, 11/15/22(1)	325	347,750

		$999,375

Forest Products & Paper — 0.0%(3)
Clearwater Paper Corp., 4.50%, 2/1/23(1)	$150	$147,750

		$147,750

Health Care - Services — 0.3%
HCA, Inc., 6.75%, 7/15/13	$720	$732,150
HCA, Inc., 8.50%, 4/15/19	125	138,281
Tenet Healthcare Corp., 4.50%, 4/1/21(1)	500	491,250
Tenet Healthcare Corp., 4.75%, 6/1/20(1)	50	50,375
Tenet Healthcare Corp., 6.25%, 11/1/18	25	27,844
Tenet Healthcare Corp., 8.875%, 7/1/19	25	28,187

		$1,468,087

Security	Principal Amount (000’s omitted)	Value
Home Builders — 0.0%(3)
D.R. Horton, Inc., 5.25%, 2/15/15	$22	$23,320
D.R. Horton, Inc., 5.625%, 9/15/14	17	17,956
D.R. Horton, Inc., 5.625%, 1/15/16	43	46,870
D.R. Horton, Inc., 6.125%, 1/15/14	60	62,250

		$150,396

Household Products — 0.1%
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	$50	$51,688
Sun Products Corp. (The), 7.75%, 3/15/21(1)	600	607,500

		$659,188

Housewares — 0.0%(3)
Libbey Glass, Inc., 6.875%, 5/15/20	$158	$171,233

		$171,233

Insurance — 0.0%(3)
CNO Financial Group, Inc., 6.375%, 10/1/20(1)	$30	$32,063
Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21(1)	175	179,375

		$211,438

Internet — 0.1%
Equinix, Inc., 5.375%, 4/1/23	$325	$330,687
IAC/InterActiveCorp, 4.75%, 12/15/22(1)	350	343,875

		$674,562

Iron & Steel — 0.0%(3)
Steel Dynamics, Inc., 5.25%, 4/15/23(1)	$225	$228,656

		$228,656

Lodging — 0.1%
Chester Downs & Marina, LLC, 9.25%, 2/1/20(1)	$50	$48,000
Mandalay Resort Group, 7.625%, 7/15/13	325	331,094
MGM Resorts International, 6.75%, 4/1/13	250	250,000
MGM Resorts International, 7.625%, 1/15/17	55	61,325

		$690,419

Machinery - Diversified — 0.1%
Case New Holland, Inc., 7.75%, 9/1/13	$325	$333,125
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	275	289,438

		$622,563

Media — 0.4%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 9/1/23(1)	$50	$50,375
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	50	52,125
DISH DBS Corp., 5.00%, 3/15/23(1)	715	706,956
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	550	547,250
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20(1)	175	175,656
Sinclair Television Group, Inc., 5.375%, 4/1/21(1)	250	249,375
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19(1)	390	435,825

		$2,217,562

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.4%
Chesapeake Energy Corp., 3.25%, 3/15/16	$350	$354,812
Chesapeake Energy Corp., 5.75%, 3/15/23	300	304,875
Denbury Resources, Inc., 4.625%, 7/15/23	250	241,563
Newfield Exploration Co., 6.875%, 2/1/20	10	10,775
Newfield Exploration Co., 7.125%, 5/15/18	460	480,125
Pacific Drilling V, Ltd., 7.25%, 12/1/17(1)	500	530,000
Western Refining, Inc., 6.25%, 4/1/21(1)	275	281,531

		$2,203,681

Oil & Gas Services — 0.1%
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21(1)	$175	$174,781
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21(1)	175	174,125
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	150	156,000
Seitel, Inc., 9.50%, 4/15/19(1)	350	353,063

		$857,969

Packaging & Containers — 0.1%
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	$300	$324,375
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	300	292,500
Graphic Packaging International, Inc., 9.50%, 6/15/17	118	125,670

		$742,545

Pipelines — 0.1%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	$594	$582,120

		$582,120

Real Estate — 0.1%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	$85	$91,906
Crescent Resources, LLC/Crescent Ventures, Inc., 10.25%, 8/15/17(1)	250	275,000

		$366,906

Real Estate Investment Trusts (REITs) — 0.1%
Geo Group, Inc. (The), 6.625%, 2/15/21	$125	$137,969
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21(1)	375	378,281

		$516,250

Retail — 0.4%
GRD Holdings III Corp., 10.75%, 6/1/19(1)	$395	$417,219
Landry’s Holdings II, Inc., 10.25%, 1/1/18(1)	800	842,000
Limited Brands, Inc., 5.25%, 11/1/14	480	508,800
Radio Systems Corp., 8.375%, 11/1/19(1)	120	127,200
Tops Holding Corp./Tops Markets, LLC, 8.875%, 12/15/17(1)	300	330,750

		$2,225,969

Shipbuilding — 0.0%(3)
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	$200	$218,500

		$218,500

Telecommunications — 0.1%
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	$150	$153,187
NeuStar, Inc., 4.50%, 1/15/23(1)	250	240,000
Sprint Nextel Corp., 6.00%, 11/15/22	75	77,438

		$470,625

Total Corporate Bonds (identified cost $39,145,114)		$39,998,512

Foreign Corporate Bonds — 2.8%

Security	Principal Amount* (000’s omitted)	Value
Australia — 0.1%
Nufarm Australia, Ltd., 6.375%, 10/15/19(1)	340	$350,200

Total Australia		$350,200

Bermuda — 0.1%
Digicel, Ltd., 6.00%, 4/15/21(1)	325	$324,188
Floatel International, Ltd., 8.00%, 10/11/17(6)	400	422,000
NCL Corp., Ltd., 5.00%, 2/15/18(1)	200	204,750

Total Bermuda		$950,938

Brazil — 0.4%
OGX Austria GmbH, 8.50%, 6/1/18(6)	500	$392,500
Sifco SA, 11.50%, 6/6/16(6)	200	138,500
USJ Acucar e Alcool SA, 9.875%, 11/9/19(1)	200	227,500
Virgolino de Oliveira Finance, Ltd., 10.50%, 1/28/18(1)	500	535,000
Virgolino de Oliveira Finance, Ltd., 10.50%, 1/28/18(6)	145	155,150
WPE International Cooperatief UA, 10.375%, 9/30/20(1)	1,000	940,000

Total Brazil		$2,388,650

British Virgin Islands — 0.1%
Global Investments Group Finance, Ltd., 11.00%, 9/24/17(6)	800	$794,000

Total British Virgin Islands		$794,000

Bulgaria — 0.0%(3)
Northern Lights Bulgaria B.V., (Corporate Commercial Bank AD), 8.25%, 8/8/14	150	$150,750

Total Bulgaria		$150,750

Canada — 0.3%
Banro Corp., 10.00%, 3/1/17(1)	500	$412,500
First Quantum Minerals, Ltd., 7.25%, 10/15/19(1)	25	25,125
Gran Colombia Gold Corp., 10.00%, 10/31/17	700	626,500
Mattamy Group Corp., 6.50%, 11/15/20(1)	337	337,842
MDC Partners, Inc., 6.75%, 4/1/20(1)	260	263,900
Novelis, Inc., 8.75%, 12/15/20	100	113,000

Total Canada		$1,778,867

Chile — 0.1%
GeoPark Latin America, Ltd. Agencia en Chile, 7.50%, 2/11/20(1)	300	$313,500

Total Chile		$313,500

China — 0.2%
China Liansu Group Holdings, Ltd., 7.875%, 5/13/16(1)	1,000	$1,076,250

Total China		$1,076,250

Colombia — 0.1%
Pacific Rubiales Energy Corp., 5.125%, 3/28/23(1)	500	$507,000

Total Colombia		$507,000

Cyprus — 0.1%
Ocean Rig UDW, Inc., 9.50%, 4/27/16(1)(6)	400	$422,000

Total Cyprus		$422,000

Luxembourg — 0.1%
Intelsat Luxembourg SA, 6.75%, 6/1/18(1)	225	$232,875
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	450	459,000

Total Luxembourg		$691,875

Security	Principal Amount* (000’s omitted)		Value
Mexico — 0.1%
Cemex SAB de CV, 5.875%, 3/25/19(1)		300	$303,750
Servicios Corporativos Javer SAPI de CV, 9.875%, 4/6/21(6)		125	118,125

Total Mexico			$421,875

Nigeria — 0.1%
Sea Trucks Group, Ltd., 9.00%, 3/26/18(1)(6)		400	$402,000

Total Nigeria			$402,000

Norway — 0.1%
Marine Accurate Well ASA, 9.50%, 4/3/18(6)		200	$203,000
Panoro Energy ASA, 12.00%, 11/15/18(1)		500	527,500

Total Norway			$730,500

Peru — 0.4%
Camposol SA, 9.875%, 2/2/17(6)		700	$758,625
CFG Investment SAC, 9.75%, 7/30/19(1)		200	190,000
CFG Investment SAC, 9.75%, 7/30/19(6)		500	475,000
Cia Minera Milpo SAA, 4.625%, 3/28/23(1)		500	498,250
El Fondo Mivivienda SA, 3.50%, 1/31/23(1)		200	194,900
Pesquera Exalmar SAA, 7.375%, 1/31/20(1)		300	289,500

Total Peru			$2,406,275

Russia — 0.1%
VimpelCom Holdings BV, 9.00%, 2/13/18(1)	RUB	10,000	$334,810

Total Russia			$334,810

Turkey — 0.0%(3)
Arcelik AS, 5.00%, 4/3/23(1)		200	$199,940

Total Turkey			$199,940

Ukraine — 0.1%
MHP SA, 8.25%, 4/2/20(1)		300	$298,125

Total Ukraine			$298,125

United Arab Emirates — 0.1%
Millennium Offshore Services Superholdings, LLC, 9.50%, 2/15/18(1)		800	$811,000

Total United Arab Emirates			$811,000

United Kingdom — 0.2%
DTEK Finance PLC, 7.875%, 4/4/18(1)		300	$295,515
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(1)		400	417,500
Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18(1)		75	82,312
Navigator Holdings, Ltd., 9.00%, 12/18/17(1)(6)		400	406,006

Total United Kingdom			$1,201,333

Total Foreign Corporate Bonds (identified cost $15,984,647)			$16,229,888

Foreign Government Bonds — 0.0%(3)

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.0%(3)
Croatia Government International Bond, 5.50%, 4/4/23(1)		$200	$200,116

Total Croatia			$200,116

Total Foreign Government Bonds (identified cost $198,108)			$200,116

U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(7)	$13,978	$14,861,960
0.50%, 4/15/15(7)	14,875	15,634,010
1.25%, 4/15/14(7)	10,227	10,570,870

Total U.S. Treasury Obligations (identified cost $39,731,388)		$41,066,840

Preferred Securities — 0.1%
Security	Shares	Value
Diversified Financial Services — 0.1%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(8)	3	$356,084
General Electric Capital Corp., Series B, 6.25% to 12/15/22(8)	5	570,612

		$926,696

Total Preferred Securities (identified cost $819,191)		$926,696

Warrants — 0.0%(3)

Security	Shares	Value
Banro Corp., Expires 3/2/17(1)(9)	103,200	$11,610
Gran Colombia Gold Corp., Expires 10/31/17(9)	200,000	19,688

Total Warrants (identified cost $94,245)		$31,298

Short-Term Investments — 84.2%

U.S. Treasury Obligations — 76.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/11/13(10)	$90,000	$89,999,280
U.S. Treasury Bill, 0.00%, 5/16/13	20,000	19,998,680
U.S. Treasury Bill, 0.00%, 6/13/13(10)	20,000	19,997,660
U.S. Treasury Bill, 0.00%, 7/18/13	20,000	19,995,660
U.S. Treasury Bill, 0.00%, 8/15/13(10)	40,000	39,987,160
U.S. Treasury Bill, 0.00%, 9/5/13(10)	40,000	39,984,320
U.S. Treasury Bill, 0.00%, 11/14/13	50,000	49,966,150
U.S. Treasury Bill, 0.00%, 12/12/13	50,000	49,961,950
U.S. Treasury Bill, 0.00%, 1/9/14	50,000	49,955,800
U.S. Treasury Bill, 0.00%, 2/6/14	70,000	69,927,480

Total U.S. Treasury Obligations (identified cost $449,750,115)		$449,774,140

Other — 7.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	$45,140	$45,140,149

Total Other (identified cost $45,140,149)		$45,140,149

Total Short-Term Investments (identified cost $494,890,264)		$494,914,289

Total Investments — 100.9% (identified cost $590,862,957)		$593,367,639

Other Assets, Less Liabilities — (0.9)%		$(5,349,394)

Net Assets — 100.0%		$588,018,245

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

RUB	-	Russian Ruble

MTN	-	Medium-Term Note

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $40,372,836 or 6.9% of the Fund’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Amount is less than 0.05%.

(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(5)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, the aggregate value of these securities is $4,686,906 or 0.8% of the Fund’s net assets.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Non-income producing security.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $9,566.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2013 were $126,010,639 or 21.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at March 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
6/18/13	Indian Rupee 165,000,000	United States Dollar 2,988,589	JPMorgan Chase Bank NA	$7,963
6/19/13	British Pound Sterling 3,000,000	United States Dollar 4,561,870	JPMorgan Chase Bank NA	5,343
6/19/13	Czech Koruna 45,500,000	United States Dollar 2,299,606	JPMorgan Chase Bank NA	35,607
6/19/13	Euro 19,250,000	United States Dollar 24,993,248	JPMorgan Chase Bank NA	303,953
6/19/13	Japanese Yen 570,000,000	United States Dollar 6,006,512	JPMorgan Chase Bank NA	(51,916)
6/19/13	New Zealand Dollar 6,000,000	United States Dollar 4,956,960	JPMorgan Chase Bank NA	(37,628)

				$263,322

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation
6/19/13	Polish Zloty 7,600,000	United States Dollar 2,355,786	JPMorgan Chase Bank NA	$(36,225)

				$(36,225)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/13	52 Gold	Long	$8,379,800	$8,297,640	$(82,160)
6/13	13 High Grade Copper	Short	(1,144,813)	(1,109,063)	35,750
12/13	8 LME Copper	Short	(1,859,800)	(1,518,700)	341,100
12/13	8 LME Copper	Long	1,675,000	1,518,700	(156,300)
7/13	68 Platinum	Long	5,392,400	5,353,640	(38,760)
6/13	38 Euro-BTP	Short	(5,375,672)	(5,285,558)	90,114
6/13	174 Euro-Bund	Long	32,076,790	32,450,386	373,596
6/13	123 Euro-OAT	Short	(21,295,015)	(21,445,953)	(150,938)
6/13	99 U.S. 5-Year Treasury Note	Short	(12,275,226)	(12,281,414)	(6,188)
6/13	41 U.S. 10-Year Treasury Note	Short	(5,381,891)	(5,411,360)	(29,469)
6/13	36 U.S. 30-Year Treasury Bond	Long	5,153,500	5,200,875	47,375
6/13	19 U.S. Ultra-Long Treasury Bond	Short	(3,028,125)	(2,994,281)	33,844

					$457,964

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

Euro-OAT: Long-term debt securities issued by the French Republic with a remaining term to maturity of 8.5 to 10.5 years.

LME: London Metal Exchange

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Credit Suisse International	$3,500	Receives	3-Month USD- LIBOR-BBA	3.89%	6/27/41	$(672,906)

						$(672,906)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$37,654	$(129,216)	$(91,562)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	34,578	(76,640)	(42,062)
Markit CDX Emerging Markets Index	Citibank NA	5,000	5.00	(1)	6/20/16	(347,038)	439,530	92,492
Markit CDX Emerging Markets Index	Citibank NA	3,000	5.00	(1)	6/20/17	(312,374)	231,000	(81,374)
Markit CDX Emerging Markets Index	Credit Suisse International	2,750	5.00	(1)	6/20/16	(190,871)	232,223	41,352
Markit CDX North America High Yield Index	Credit Suisse International	1,250	5.00	(1)	12/20/17	(53,598)	(2,925)	(56,523)
Markit CDX North America High Yield Index	Credit Suisse International	1,500	5.00	(1)	12/20/17	(64,318)	3,515	(60,803)
Markit CDX North America High Yield Index	Credit Suisse International	3,000	5.00	(1)	12/20/17	(128,636)	(16,923)	(145,559)
Markit CDX North America High Yield Index	Credit Suisse International	4,000	5.00	(1)	12/20/17	(171,514)	(67,414)	(238,928)
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	250	5.00	(1)	12/20/17	(10,720)	6,567	(4,153)

						$(1,206,837)	$619,717	$(587,120)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$12,400,000	Receives	Excess Return on Barclays Commodity Strategy 1607 Index	Pays	0.50%	4/30/13	$(592)
Barclays Bank PLC	12,300,000	Receives	Excess Return on Barclays Commodity Strategy 1658 Index	Pays	0.55	4/30/13	5,727
Barclays Bank PLC	63,200,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	5/15/13	79,056
Citibank NA	13,300,000	Receives	Excess Return on Citi Commodities Term Structure Beta Index	Pays	0.46	5/15/13	(91,713)
Citibank NA	5,100,000	Receives	Excess Return on Citi DynaVol USD Index	Pays	0.50	8/30/13	30,340
Citibank NA	189,100,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	5/15/13	(2,521,219)
Credit Suisse International	6,500,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01 Index	Pays	0.50	5/15/13	(95,507)
Credit Suisse International	6,500,000	Receives	Excess Return on Credit Suisse Commodity Backwardation Index	Pays	0.50	5/15/13	(57,845)
Credit Suisse International	144,300,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	5/15/13	182,756
JPMorgan Chase Bank NA	4,700,000	Receives	Excess Return on J.P. Morgan ETF Efficiente 8 Index	Pays	0.00	4/30/13	—
JPMorgan Chase Bank NA	900,000	Receives	Excess Return on J.P. Morgan FX Volemont Strategy	Pays	0.00	4/30/13	5,593
JPMorgan Chase Bank NA	600,000	Receives	Excess Return on J.P. Morgan Macro Hedge Curve US Long/Flat Index	Pays	0.00	4/30/13	—
JPMorgan Chase Bank NA	2,800,000	Receives	Excess Return on J.P. Morgan Mozaic 3 Index	Pays	2.25	6/28/13	(11,371)
JPMorgan Chase Bank NA	3,400,000	Receives	Excess Return on J.P. Morgan Volemont Asia Strategy Index	Pays	0.00	5/7/13	1,529
Merrill Lynch International	153,500,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.13	5/15/13	196,005
Merrill Lynch International	9,600,000	Receives	Excess Return on Merrill Lynch MLCX Momentum Index	Pays	0.35	4/30/13	22,534
Merrill Lynch International	16,800,000	Receives	Excess Return on Merrill Lynch Commodities Short MLBXFCS1 Index and Long MLBXFCL1 Index	Pays	0.57	4/30/13	24,725
Merrill Lynch International	13,000,000	Receives	Excess Return on Merrill Lynch MLCX AKL Momentum Index	Pays	0.48	5/15/13	(173,352)

							$(2,403,334)

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells futures contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and total return swap contracts to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$376,850	$(277,220)
Commodity	Total Return Swaps	510,803	(2,940,228)

		$887,653	$(3,217,448)

Credit	Credit Default Swaps	$72,232	$(1,279,069)
Credit	Total Return Swaps	—	(11,371)

		$72,232	$(1,290,440)

Equity Price	Total Return Swaps	$31,869	$—

		$31,869	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$352,866	$(125,769)
Foreign Exchange	Total Return Swaps	5,593	—

		$358,459	$(125,769)

Interest Rate	Futures Contracts*	$544,929	$(186,595)
Interest Rate	Interest Rate Swaps	—	(672,906)

		$544,929	$(859,501)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$591,647,525

Gross unrealized appreciation	$2,393,210
Gross unrealized depreciation	(673,096)

Net unrealized appreciation	$1,720,114

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$39,998,512	$—	$39,998,512
Foreign Corporate Bonds	—	16,229,888	—	16,229,888
Foreign Government Bonds	—	200,116	—	200,116
U.S. Treasury Obligations	—	41,066,840	—	41,066,840
Preferred Securities	—	926,696	—	926,696
Warrants	—	31,298	—	31,298
Short-Term Investments -
U.S. Treasury Obligations	—	449,774,140	—	449,774,140
Other	—	45,140,149	—	45,140,149
Total Investments	$—	$593,367,639	$—	$593,367,639
Forward Foreign Currency Exchange Contracts	$—	$352,866	$—	$352,866
Futures Contracts	921,779	—	—	921,779
Swap Contracts	—	620,497	—	620,497
Total	$921,779	$594,341,002	$—	$595,262,781

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(125,769)	$—	$(125,769)
Futures Contracts	(463,815)	—	—	(463,815)
Swap Contracts	—	(4,903,574)	—	(4,903,574)
Total	$(463,815)	$(5,029,343)	$—	$(5,493,158)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

March 31, 2013 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $1,078,657,372 and the Fund owned 99.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 5.5%
Boeing Co. (The)	190,000	$16,311,500
Honeywell International, Inc.	210,000	15,823,500
Lockheed Martin Corp.	125,000	12,065,000
United Technologies Corp.	165,000	15,415,950

		$59,615,950

Chemicals — 4.9%
Cytec Industries, Inc.	75,000	$5,556,000
LyondellBasell Industries NV, Class A	290,000	18,354,100
Monsanto Co.	150,000	15,844,500
PPG Industries, Inc.	100,000	13,394,000

		$53,148,600

Commercial Banks — 7.8%
KeyCorp	1,150,000	$11,454,000
PNC Financial Services Group, Inc.	432,000	28,728,000
Regions Financial Corp.	2,000,000	16,380,000
Wells Fargo & Co.	761,672	28,174,247

		$84,736,247

Communications Equipment — 2.8%
QUALCOMM, Inc.	450,000	$30,127,500

		$30,127,500

Computers & Peripherals — 3.9%
Apple, Inc.	94,500	$41,828,535

		$41,828,535

Consumer Finance — 1.0%
Discover Financial Services	250,000	$11,210,000

		$11,210,000

Containers & Packaging — 0.2%
Amcor, Ltd.	241,861	$2,343,280

		$2,343,280

Diversified Financial Services — 5.4%
Bank of America Corp.	1,420,000	$17,295,600
Citigroup, Inc.	420,000	18,580,800
JPMorgan Chase & Co.	470,000	22,306,200

		$58,182,600

Diversified Telecommunication Services — 1.9%
Telstra Corp., Ltd.	4,500,000	$21,159,473

		$21,159,473

Electric Utilities — 0.5%
Edison International	120,000	$6,038,400

		$6,038,400

Energy Equipment & Services — 1.7%
Halliburton Co.	450,000	$18,184,500

		$18,184,500

1

Security	Shares	Value
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	180,000	$19,099,800

		$19,099,800

Food Products — 5.7%
Hershey Co. (The)	140,000	$12,254,200
Kraft Foods Group, Inc.	250,000	12,882,500
Mondelez International, Inc., Class A	405,000	12,397,050
Nestle SA	225,000	16,284,282
Orkla ASA	1,000,000	8,038,444

		$61,856,476

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	200,000	$7,064,000
Covidien PLC	325,000	22,048,000

		$29,112,000

Hotels, Restaurants & Leisure — 2.6%
McDonald’s Corp.	284,000	$28,311,960

		$28,311,960

Household Products — 0.7%
Svenska Cellulosa AB, Class B	300,000	$7,745,376

		$7,745,376

Industrial Conglomerates — 2.1%
General Electric Co.	1,000,000	$23,120,000

		$23,120,000

Insurance — 1.7%
Aflac, Inc.	350,000	$18,207,000

		$18,207,000

IT Services — 7.6%
Accenture PLC, Class A	460,000	$34,946,200
International Business Machines Corp.	140,000	29,862,000
Visa, Inc., Class A	102,000	17,323,680

		$82,131,880

Machinery — 1.2%
Deere & Co.	150,000	$12,897,000

		$12,897,000

Media — 3.1%
Comcast Corp., Class A	455,000	$19,114,550
Walt Disney Co. (The)	250,000	14,200,000

		$33,314,550

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$6,620,000

		$6,620,000

Multi-Utilities — 1.6%
National Grid PLC	600,000	$6,971,854
Sempra Energy	125,000	9,992,500

		$16,964,354

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	185,000	$21,981,700
Enbridge, Inc.	250,000	11,635,000
HollyFrontier Corp.	255,000	13,119,750
Kinder Morgan Management, LLC(1)	252,773	22,206,108
Marathon Oil Corp.	400,000	13,488,000
Occidental Petroleum Corp.	199,000	15,595,630
Phillips 66	330,000	23,090,100

		$121,116,288

Pharmaceuticals — 9.5%
AstraZeneca PLC	410,000	$20,565,893
Pfizer, Inc.	935,000	26,984,100
Roche Holding AG PC	65,000	15,152,994
Sanofi	315,000	32,125,379
Zoetis, Inc.(1)	246,894	8,246,260

		$103,074,626

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	46,072	$5,835,940

		$5,835,940

Road & Rail — 1.3%
Union Pacific Corp.	100,000	$14,241,000

		$14,241,000

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	250,000	$11,622,500

		$11,622,500

Software — 4.3%
Microsoft Corp.	1,020,000	$29,182,200
Oracle Corp.	550,000	17,787,000

		$46,969,200

Specialty Retail — 3.1%
Home Depot, Inc. (The)	220,000	$15,351,600
Industria de Diseno Textil SA	39,000	5,197,157
TJX Companies, Inc. (The)	280,000	13,090,000

		$33,638,757

Tobacco — 1.5%
British American Tobacco PLC	303,000	$16,247,619

		$16,247,619

Total Common Stocks — 99.5% (identified cost $807,684,179)		$1,078,701,411

Other Assets, Less Liabilities — 0.5%		$4,878,193

Net Assets — 100.0%		$1,083,579,604

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

3

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.5%	$839,886,360
Ireland	5.2	56,994,200
United Kingdom	4.0	43,785,366
France	3.0	32,125,379
Switzerland	2.9	31,437,276
Australia	2.2	23,502,753
Netherlands	1.7	18,354,100
Canada	1.1	11,635,000
Norway	0.7	8,038,444
Sweden	0.7	7,745,376
Spain	0.5	5,197,157

Total Common Stocks	99.5%	$1,078,701,411

A summary of open financial instruments at March 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	British Pound Sterling 8,361,112	United States Dollar 12,671,349	Citibank NA	$(31,059)
4/30/13	British Pound Sterling 8,361,112	United States Dollar 12,670,697	Standard Chartered Bank	(31,711)
4/30/13	British Pound Sterling 8,361,112	United States Dollar 12,670,722	State Street Bank and Trust Co.	(31,686)
4/30/13	Euro 10,882,662	United States Dollar 13,993,906	Citibank NA	41,509
4/30/13	Euro 10,882,662	United States Dollar 13,992,938	Standard Chartered Bank	40,540
4/30/13	Euro 10,882,662	United States Dollar 13,994,069	State Street Bank and Trust Co.	41,672

				$29,265

At March 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $123,721 and $94,456, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$807,853,354

Gross unrealized appreciation	$271,120,377
Gross unrealized depreciation	(272,320)

Net unrealized appreciation	$270,848,057

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$90,068,110	$5,197,157	$—	$95,265,267
Consumer Staples	56,633,550	48,315,721	—	104,949,271
Energy	139,300,788	—	—	139,300,788
Financials	178,171,787	—	—	178,171,787
Health Care	64,342,360	67,844,266	—	132,186,626
Industrials	109,873,950	—	—	109,873,950
Information Technology	212,679,615	—	—	212,679,615
Materials	59,768,600	2,343,280	—	62,111,880
Telecommunication Services	—	21,159,473	—	21,159,473
Utilities	16,030,900	6,971,854	—	23,002,754
Total Common Stocks	$926,869,660	$151,831,751 *	$—	$1,078,701,411
Forward Foreign Currency Exchange Contracts	$—	$123,721	$—	$123,721
Total	$926,869,660	$151,955,472	$—	$1,078,825,132

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(94,456)	$—	$(94,456)
Total	$—	$(94,456)	$—	$(94,456)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Greater India Fund

March 31, 2013 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $317,669,853 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
India — 95.9%
Auto Components — 2.0%
Exide Industries, Ltd.	2,700,722	$6,423,581

		$6,423,581

Automobiles — 9.2%
Bajaj Auto, Ltd.	149,153	$4,886,774
Mahindra & Mahindra, Ltd.	504,585	8,017,357
Maruti Suzuki India, Ltd.	318,110	7,479,181
Tata Motors, Ltd.	805,400	3,932,960
Tata Motors, Ltd., Class A	1,767,540	4,986,896

		$29,303,168

Commercial Banks — 16.9%
HDFC Bank, Ltd.	1,466,565	$16,948,140
ICICI Bank, Ltd.	941,694	18,387,397
State Bank of India	162,948	6,255,098
Union Bank of India, Ltd.	1,476,480	5,961,481
Yes Bank, Ltd.	755,910	6,001,360

		$53,553,476

Construction & Engineering — 5.2%
Larsen & Toubro, Ltd.	547,702	$13,823,952
NCC, Ltd.	4,712,260	2,851,699

		$16,675,651

Construction Materials — 1.3%
Shree Cement, Ltd.	54,400	$4,036,607

		$4,036,607

Consumer Finance — 2.0%
Shriram Transport Finance Co., Ltd.	487,383	$6,225,760

		$6,225,760

Diversified Financial Services — 5.0%
IDFC, Ltd.	2,144,809	$5,688,869
Multi Commodity Exchange of India, Ltd.	274,850	4,198,263
Rural Electrification Corp., Ltd.	1,551,754	6,037,343

		$15,924,475

Electric Utilities — 2.5%
Power Grid Corporation of India, Ltd.	4,128,399	$8,044,967

		$8,044,967

Electrical Equipment — 0.9%
Crompton Greaves, Ltd.	1,623,070	$2,817,040

		$2,817,040

Food Products — 1.2%
McLeod Russel India, Ltd.	586,243	$3,807,207

		$3,807,207

1

Security	Shares	Value
Independent Power Producers & Energy Traders — 1.1%
NTPC, Ltd.	1,290,000	$3,369,510

		$3,369,510

Industrial Conglomerates — 1.2%
Aditya Birla Nuvo, Ltd.	215,770	$3,880,939

		$3,880,939

IT Services — 13.8%
HCL Technologies, Ltd.	662,844	$9,770,303
Infosys, Ltd.	187,103	9,968,447
Tata Consultancy Services, Ltd.	627,764	18,182,863
Wipro, Ltd.	740,310	6,023,306

		$43,944,919

Media — 0.3%
Dish TV India, Ltd.(1)	731,305	$909,644

		$909,644

Metals & Mining — 2.6%
NMDC, Ltd.	2,145,540	$5,387,163
Tata Steel, Ltd.	490,450	2,825,818

		$8,212,981

Oil, Gas & Consumable Fuels — 6.1%
Bharat Petroleum Corp., Ltd.	636,690	$4,417,182
Coal India, Ltd.	840,620	4,798,184
Oil & Natural Gas Corp., Ltd.	1,186,270	6,831,694
Reliance Industries, Ltd.	222,927	3,198,412

		$19,245,472

Pharmaceuticals — 9.6%
Cadila Healthcare, Ltd.	350,270	$4,815,802
Dr. Reddy’s Laboratories, Ltd.	301,649	9,810,207
Glenmark Pharmaceuticals, Ltd.	894,348	7,607,493
Lupin, Ltd.	721,854	8,348,841

		$30,582,343

Real Estate Management & Development — 1.8%
Prestige Estates Projects, Ltd.	879,381	$2,623,869
Sobha Developers, Ltd.	472,474	3,012,528

		$5,636,397

Thrifts & Mortgage Finance — 7.5%
Housing Development Finance Corp., Ltd.	1,203,790	$18,257,928
LIC Housing Finance, Ltd.	1,365,210	5,668,369

		$23,926,297

Tobacco — 5.7%
ITC, Ltd.	3,163,869	$18,051,982

		$18,051,982

Total India (identified cost $269,266,058)		$304,572,416

Sri Lanka — 0.6%
Industrial Conglomerates — 0.6%
John Keells Holdings PLC	1,013,368	$1,977,516

		$1,977,516

2

		Value
Total Sri Lanka (identified cost $1,252,562)		$1,977,516

Total Common Stocks (identified cost $270,518,620)		$306,549,932

Short-Term Investments — 1.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/13	$3,701	$3,700,718

Total Short-Term Investments (identified cost $3,700,718)		$3,700,718

Total Investments — 97.7% (identified cost $274,219,338)		$310,250,650

Other Assets, Less Liabilities — 2.3%		$7,420,226

Net Assets — 100.0%		$317,670,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$280,647,870

Gross unrealized appreciation	$55,443,578
Gross unrealized depreciation	(25,840,798)

Net unrealized appreciation	$29,602,780

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$306,549,932	(1)(2)	$—	$306,549,932
Short-Term Investments	—	3,700,718		—	3,700,718
Total Investments	$—	$310,250,650		$—	$310,250,650

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Investment Grade Income Fund

March 31, 2013 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $35,718,273 and the Fund owned 32.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 36.0%
Security	Principal Amount (000’s omitted)	Value
Agriculture — 1.1%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$517,907
Cargill, Inc., 4.10%, 11/1/42(1)	345	333,278
Lorillard Tobacco Co., 7.00%, 8/4/41	265	315,488

		$1,166,673

Automotive — 0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$412,144
Ford Motor Co., 7.45%, 7/16/31	250	317,808

		$729,952

Banks — 7.2%
Ally Financial, Inc., 3.125%, 1/15/16	$520	$526,891
American Express Co., 6.80% to 9/1/16, 9/1/66(2)	300	324,375
Bank of America Corp., MTN, 3.30%, 1/11/23	500	494,419
Bank of America Corp., MTN, 5.65%, 5/1/18	435	504,001
Barclays Bank PLC, 5.00%, 9/22/16	380	427,186
Capital One Bank (USA), NA, 3.375%, 2/15/23	384	381,317
Citigroup, Inc., 3.375%, 3/1/23	35	35,382
Citigroup, Inc., 4.05%, 7/30/22	125	129,469
Citigroup, Inc., 4.50%, 1/14/22(3)	390	434,689
CNH Capital, LLC, 3.875%, 11/1/15	350	360,500
Discover Bank, 2.00%, 2/21/18	250	251,158
Discover Financial Services, 3.85%, 11/21/22	200	206,255
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	100	116,552
JPMorgan Chase & Co., 4.35%, 8/15/21	360	398,099
KeyBank NA, 1.65%, 2/1/18	290	293,100
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	105	118,828
Morgan Stanley, 3.45%, 11/2/15	250	262,156
Morgan Stanley, 4.875%, 11/1/22(3)	400	425,152
PNC Bank NA, 2.70%, 11/1/22	670	652,546
Regions Bank, 6.45%, 6/26/37	410	445,875
UBS AG/Stamford, CT, MTN, 5.875%, 7/15/16	350	393,165
Wachovia Bank NA, 6.00%, 11/15/17	420	502,124
Wells Fargo & Co., 3.45%, 2/13/23	220	222,105

		$7,905,344

Beverages — 0.2%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$209,425

		$209,425

Broadcasting and Cable — 0.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$433,000
Comcast Corp., 6.95%, 8/15/37	300	400,808

		$833,808

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$300	$307,636

		$307,636

Chemicals — 0.3%
LyondellBasell Industries N.V., 5.75%, 4/15/24	$300	$353,250

		$353,250

1

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 2.0%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$481,750
Corrections Corp. of America, 7.75%, 6/1/17	380	399,247
Hillenbrand, Inc., 5.50%, 7/15/20	400	444,633
Waste Management, Inc., 7.375%, 3/11/19	460	583,332
Western Union Co. (The), 6.20%, 11/17/36	330	339,772

		$2,248,734

Communications Services — 1.2%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$460,950
Motorola Solutions, Inc., 6.00%, 11/15/17	275	322,344
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	500	521,875

		$1,305,169

Computers — 0.3%
Hewlett-Packard Co., 2.65%, 6/1/16	$115	$117,398
Hewlett-Packard Co., 3.75%, 12/1/20	120	119,403
Hewlett-Packard Co., 6.00%, 9/15/41	115	117,630

		$354,431

Diversified Financial Services — 0.2%
Jefferies Group, LLC, 5.125%, 1/20/23	$220	$233,543

		$233,543

Diversified Manufacturing — 1.0%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$500,567
Joy Global, Inc., 5.125%, 10/15/21	300	335,809
Tyco Electronics Group SA, 6.55%, 10/1/17	270	323,325

		$1,159,701

Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$422,937

		$422,937

Electric Utilities — 1.6%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$500	$560,625
Florida Power & Light Co., 4.125%, 2/1/42	400	410,292
Georgia Power Co., 4.30%, 3/15/42	375	378,474
PPL Energy Supply, LLC, 6.50%, 5/1/18	325	385,431

		$1,734,822

Electrical and Electronic Equipment — 1.0%
Amphenol Corp., 4.00%, 2/1/22	$460	$483,005
Energizer Holdings, Inc., 4.70%, 5/19/21	550	588,083

		$1,071,088

Energy — 0.8%
Cameron International Corp., 4.50%, 6/1/21	$600	$672,774
Petrobras International Finance Co., 7.875%, 3/15/19	220	268,892

		$941,666

Financial Services — 1.5%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$485	$513,888
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	410,797
Janus Capital Group, Inc., 6.70%, 6/15/17	370	424,096
Lender Processing Services, Inc., 5.75%, 4/15/23	250	261,875

		$1,610,656

Foods — 1.2%
ConAgra Foods, Inc., 4.95%, 8/15/20(1)	$365	$418,855
Delhaize Group SA, 5.70%, 10/1/40	500	490,205
Land O’Lakes, Inc., 6.00%, 11/15/22(1)	430	460,100

		$1,369,160

2

Security	Principal Amount (000’s omitted)	Value
Health Services — 0.6%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$441,000
HCA, Inc., 6.50%, 2/15/20	205	231,778

		$672,778

Home Construction — 1.3%
Lennar Corp., 5.60%, 5/31/15	$400	$428,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	359,003
MDC Holdings, Inc., 6.00%, 1/15/43	110	109,612
NVR, Inc., 3.95%, 9/15/22	540	555,766

		$1,452,381

Insurance — 1.4%
Aflac, Inc., 4.00%, 2/15/22(3)	$260	$280,629
American International Group, Inc., MTN, 5.85%, 1/16/18	320	375,553
Principal Financial Group, Inc., 6.05%, 10/15/36	185	229,649
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	310	370,406
Willis Group Holdings PLC, 4.125%, 3/15/16	265	281,788

		$1,538,025

Internet Software & Services — 0.5%
Equinix, Inc., 7.00%, 7/15/21	$540	$601,425

		$601,425

Lodging and Gaming — 0.9%
International Game Technology, 7.50%, 6/15/19	$100	$119,588
Penn National Gaming, Inc., 8.75%, 8/15/19	380	431,300
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	419,441

		$970,329

Medical Products — 0.5%
Mylan Inc., 3.125%, 1/15/23(1)(3)	$600	$592,488

		$592,488

Mining — 0.6%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$618,901

		$618,901

Office Equipment/Supplies — 0.3%
Xerox Corp., MTN, 7.20%, 4/1/16	$300	$343,934

		$343,934

Oil and Gas-Equipment and Services — 1.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$681,302
Rowan Cos., Inc., 7.875%, 8/1/19	270	337,902
Total Capital International SA, 2.70%, 1/25/23	490	493,998
Transocean, Inc., 2.50%, 10/15/17	165	167,338

		$1,680,540

Pipelines — 0.8%
DCP Midstream Operating, LP, 4.95%, 4/1/22	$350	$383,073
Kinder Morgan Energy Partners, LP, 3.45%, 2/15/23	500	506,755

		$889,828

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp., 5.05%, 9/1/20	$515	$572,915
AvalonBay Communities, Inc., MTN, 2.85%, 3/15/23	500	488,734
BRE Properties, Inc., 5.50%, 3/15/17	345	391,059
Host Hotels & Resorts, LP, 4.75%, 3/1/23	305	329,400
Simon Property Group LP, 2.75%, 2/1/23	500	492,546

		$2,274,654

3

Security	Principal Amount (000’s omitted)	Value
Retail-Specialty and Apparel — 2.0%
AutoZone, Inc., 4.00%, 11/15/20	$350	$375,267
Best Buy Co., Inc., 5.50%, 3/15/21	100	97,000
Dollar General Corp., 4.125%, 7/15/17	520	560,950
Gap, Inc. (The), 5.95%, 4/12/21	510	584,278
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	295	286,327
Staples, Inc., 4.375%, 1/12/23(3)	300	303,496

		$2,207,318

Software — 0.6%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	$340	$362,525
Fiserv, Inc., 3.50%, 10/1/22	315	314,873

		$677,398

Transportation — 1.1%
Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$551,250
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	660,099

		$1,211,349

Total Corporate Bonds & Notes (identified cost $38,186,355)		$39,689,343

Agency Mortgage-Backed Securities — 29.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$7	$7,292
Gold Pool #C03815, 3.50%, 3/1/42	1,081	1,141,552
Gold Pool #C09032, 3.50%, 2/1/43	1,188	1,252,728
Gold Pool #G04309, 5.50%, 5/1/38	1,653	1,790,819
Gold Pool #G18176, 5.00%, 4/1/22	276	295,405
Pool #A97620, 4.50%, 3/1/41	1,067	1,144,174
Pool #C03517, 4.50%, 9/1/40	1,135	1,216,450
Pool #C09013, 3.00%, 9/1/42	1,136	1,167,512
Pool #C09023, 3.50%, 12/1/42	1,152	1,213,731
Pool #G05958, 5.00%, 8/1/40	624	670,458
Pool #G06091, 5.50%, 5/1/40	883	956,914
Pool #G08348, 5.00%, 6/1/39	615	661,287
Pool #G18309, 4.50%, 5/1/24	551	587,600
Pool #G18441, 2.50%, 8/1/27	373	386,731
Pool #Q00285, 4.50%, 4/1/41	1,737	1,863,711

		$14,356,364

Federal National Mortgage Association:
Pool #889040, 5.00%, 6/1/37	$723	$782,548
Pool #890397, 3.50%, 12/1/26	170	179,801
Pool #918109, 5.00%, 5/1/37	1,697	1,837,478
Pool #929009, 6.00%, 1/1/38	1,041	1,139,523
Pool #AB4827, 3.50%, 4/1/42	670	707,570
Pool #AB6633, 3.50%, 10/1/42	1,160	1,225,280
Pool #AC8540, 4.50%, 12/1/24	412	443,875
Pool #AE0949, 4.00%, 2/1/41	836	891,740
Pool #AE0971, 4.00%, 5/1/25	247	264,570

4

Security	Principal Amount (000’s omitted)	Value
Pool #AE4680, 4.00%, 11/1/40	$407	$434,483
Pool #AE7535, 4.00%, 10/1/40	830	885,976
Pool #AE7758, 3.50%, 11/1/25	555	588,551
Pool #AE9757, 4.00%, 12/1/40	162	172,871
Pool #AH1559, 4.00%, 12/1/40	173	184,759
Pool #AH3804, 4.00%, 2/1/41	1,452	1,556,033
Pool #AH6827, 4.00%, 3/1/26	741	793,218
Pool #AH9055, 4.50%, 4/1/41	1,231	1,329,220
Pool #AK3264, 3.00%, 2/1/27	552	580,539
Pool #AL0161, 4.00%, 4/1/41	119	126,504
Pool #AL2897, 3.50%, 1/1/43	1,623	1,715,202
Pool #AO3759, 3.50%, 5/1/42	1,174	1,240,262
Pool #MA1060, 2.50%, 5/1/27	462	479,890

		$17,559,893

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$117	$124,411

		$124,411

Total Agency Mortgage-Backed Securities (identified cost $31,126,055)		$32,040,668

Commercial Mortgage-Backed Securities — 10.5%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$10	$10,196
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	342	352,419
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(4)	42	42,277
CGCMT, Series 2004-C1, Class A4, 5.365%, 4/15/40(4)	400	415,199
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	410,778
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	177,408
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	111,006
COMM, Series 2012-LC4, Class C, 5.649%, 12/10/44(4)	215	249,113
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	425	425,247
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	573	615,820
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	531,472
ESA, Series 2013-ESH7, Class D7, 5.052%, 12/5/31(1)(4)	550	574,175
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	420,561
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	315	320,409
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	411,545
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(4)	371	378,259
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(4)	263	264,054
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	306,035
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	728,138
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(4)	181	181,569
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(4)	300	336,715
MOTEL 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	425,856
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	428	435,412
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	365	379,469
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	586	596,984

5

Security	Principal Amount (000’s omitted)	Value
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	$199	$201,607
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	300	310,784
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	57	57,381
RBSCF, Series 2010-MB1, Class C, 4.681%, 4/15/24(1)(4)	325	339,788
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)(5)	196	195,985
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	379	388,031
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	361,911
WFCM, Series 2010-C1, Class C, 5.586%, 11/15/43(1)(4)	500	578,327

Total Commercial Mortgage-Backed Securities (identified cost $11,197,300)		$11,533,930

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.0%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$929,650
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	224,813

Total Asset-Backed Securities (identified cost $1,074,994)		$1,154,463

U.S. Treasury Obligations — 18.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$2,690	$3,117,880
U.S. Treasury Bond, 4.50%, 5/15/38	310	395,589
U.S. Treasury Bond, 5.375%, 2/15/31	985	1,371,766
U.S. Treasury Note, 2.00%, 4/30/16	3,925	4,120,332
U.S. Treasury Note, 3.375%, 11/15/19	200	229,125
U.S. Treasury Note, 3.50%, 2/15/18	270	305,838
U.S. Treasury Note, 4.00%, 2/15/15	8,755	9,369,216
U.S. Treasury Note, 4.625%, 2/15/17	830	960,401

Total U.S. Treasury Obligations (identified cost $19,723,055)		$19,870,147

Preferred Securities — 3.6%

Security	Shares	Value
Diversified Financial Services — 1.3%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.07	$364,393
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2	223,769
PPTT, 2006-A GS, Class A, 5.925%(1)(6)	4	806,008

		$1,394,170

Electric Utilities — 0.7%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	$335,151
SCE Trust I, 5.625%	15,000	394,350

		$729,501

Insurance — 0.7%
American Overseas Group, Ltd., Series A, 7.50%(6)(7)	2,000	$800,125

		$800,125

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%	18,372	$486,904

		$486,904

6

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.5%
Boston Properties, Inc., 5.25%(7)	20,700	$517,500

		$517,500

Total Preferred Securities (identified cost $5,012,711)		$3,928,200

Interest Rate Swaptions — 0.3%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$321,915

Total Interest Rate Swaptions (identified cost $369,150)				$321,915

Short-Term Investments — 2.1%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(8)(9)			$1,180	$1,180,090
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)			1,133	1,132,590

Total Short-Term Investments (identified cost $2,312,680)				$2,312,680

Total Investments — 100.5% (identified cost $109,002,300)				$110,851,346

Other Assets, Less Liabilities — (0.5)%				$(533,690)

Net Assets — 100.0%				$110,317,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DBUBS	-	DBUBS Mortgage Trust

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

ORES	-	Oaktree Real Estate Investments/Sabal

7

PPTT	-	Preferred Pass-Through Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $10,527,020 or 9.5% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at March 31, 2013.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	When-issued security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(7)	Non-income producing security.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2013, the Portfolio loaned securities having a market value of $1,154,149 and received $1,180,090 of cash collateral for the loans.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $340 and $377, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,948,216

Gross unrealized appreciation	$3,479,109
Gross unrealized depreciation	(1,575,979)

Net unrealized appreciation	$1,903,130

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $321,915.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$39,689,343	$—	$39,689,343
Agency Mortgage-Backed Securities	—	32,040,668	—	32,040,668
Commercial Mortgage-Backed Securities	—	11,533,930	—	11,533,930
Asset-Backed Securities	—	1,154,463	—	1,154,463
U.S. Treasury Obligations	—	19,870,147	—	19,870,147
Preferred Securities
Financials	517,500	2,194,295	—	2,711,795
Industrials	—	486,904	—	486,904
Utilities	394,350	335,151	—	729,501
Interest Rate Swaptions	—	321,915	—	321,915
Short-Term Investments	—	2,312,680	—	2,312,680
Total Investments	$911,850	$109,939,496	$—	$110,851,346

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Large-Cap Growth Fund

March 31, 2013 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $147,198,748 and the Fund owned 93.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.1%
Boeing Co. (The)	20,312	$1,743,785
United Technologies Corp.	34,088	3,184,842

		$4,928,627

Air Freight & Logistics — 1.3%
FedEx Corp.	20,318	$1,995,228

		$1,995,228

Automobiles — 1.0%
Ford Motor Co.	123,800	$1,627,970

		$1,627,970

Beverages — 2.6%
Coca-Cola Co. (The)	47,567	$1,923,609
PepsiCo, Inc.	26,650	2,108,282

		$4,031,891

Biotechnology — 4.7%
Celgene Corp.(1)	21,333	$2,472,708
Gilead Sciences, Inc.(1)	79,938	3,911,366
Vertex Pharmaceuticals, Inc.(1)	19,500	1,072,110

		$7,456,184

Building Products — 0.9%
Fortune Brands Home & Security, Inc.(1)	37,972	$1,421,292

		$1,421,292

Chemicals — 3.9%
Cytec Industries, Inc.	10,693	$792,137
Ecolab, Inc.	31,385	2,516,449
Monsanto Co.	26,439	2,792,752

		$6,101,338

Commercial Banks — 2.3%
PNC Financial Services Group, Inc.	24,300	$1,615,950
Wells Fargo & Co.	55,119	2,038,852

		$3,654,802

Communications Equipment — 5.1%
F5 Networks, Inc.(1)	16,764	$1,493,337
QUALCOMM, Inc.	96,649	6,470,651

		$7,963,988

1

Security	Shares	Value
Computers & Peripherals — 6.9%
Apple, Inc.	18,358	$8,125,801
EMC Corp.(1)	116,975	2,794,533

		$10,920,334

Consumer Finance — 1.7%
American Express Co.	40,300	$2,718,638

		$2,718,638

Diversified Financial Services — 1.1%
Citigroup, Inc.	38,500	$1,703,240

		$1,703,240

Electrical Equipment — 2.2%
Emerson Electric Co.	41,100	$2,296,257
Generac Holdings, Inc.	33,067	1,168,588

		$3,464,845

Energy Equipment & Services — 3.2%
Cameron International Corp.(1)	25,108	$1,637,042
Halliburton Co.	22,937	926,884
Schlumberger, Ltd.	32,634	2,443,960

		$5,007,886

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	15,000	$1,591,650
Wal-Mart Stores, Inc.	22,950	1,717,348
Walgreen Co.	55,400	2,641,472

		$5,950,470

Food Products — 4.8%
Green Mountain Coffee Roasters, Inc.(1)	52,897	$3,002,434
Hershey Co. (The)	11,053	967,469
Mead Johnson Nutrition Co.	16,255	1,258,950
Mondelez International, Inc., Class A	73,100	2,237,591

		$7,466,444

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	65,925	$2,328,471
Covidien PLC	34,405	2,334,035
Stryker Corp.	28,500	1,859,340

		$6,521,846

Hotels, Restaurants & Leisure — 2.8%
Marriott International, Inc., Class A	40,879	$1,726,320
Starbucks Corp.	45,963	2,618,053

		$4,344,373

2

Security	Shares	Value
Household Products — 0.7%
Colgate-Palmolive Co.	9,908	$1,169,441

		$1,169,441

Industrial Conglomerates — 1.2%
3M Co.	17,702	$1,881,900

		$1,881,900

Internet & Catalog Retail — 4.3%
Amazon.com, Inc.(1)	16,401	$4,370,702
priceline.com, Inc.(1)	3,475	2,390,557

		$6,761,259

Internet Software & Services — 6.5%
eBay, Inc.(1)	35,452	$1,922,208
Facebook, Inc., Class A(1)	63,018	1,612,000
Google, Inc., Class A(1)	8,474	6,728,610

		$10,262,818

IT Services — 3.9%
Cognizant Technology Solutions Corp., Class A(1)	25,500	$1,953,555
Teradata Corp.(1)	28,167	1,648,051
Visa, Inc., Class A	15,172	2,576,813

		$6,178,419

Leisure Equipment & Products — 0.8%
Polaris Industries, Inc.	14,021	$1,296,802

		$1,296,802

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	36,478	$1,530,982

		$1,530,982

Machinery — 2.0%
Caterpillar, Inc.	17,829	$1,550,588
Deere & Co.	17,816	1,531,820

		$3,082,408

Media — 2.3%
Viacom, Inc., Class B	16,941	$1,043,057
Walt Disney Co. (The)	46,553	2,644,211

		$3,687,268

Oil, Gas & Consumable Fuels — 2.4%
EOG Resources, Inc.	13,721	$1,757,248
Range Resources Corp.	24,200	1,961,168

		$3,718,416

3

Security	Shares	Value
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	19,950	$1,277,399

		$1,277,399

Pharmaceuticals — 4.3%
Allergan, Inc.	28,306	$3,159,799
Perrigo Co.	15,500	1,840,315
Roche Holding AG ADR	31,139	1,824,745

		$6,824,859

Road & Rail — 1.2%
Union Pacific Corp.	13,647	$1,943,469

		$1,943,469

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom Corp., Class A	76,550	$2,653,989
Intel Corp.	57,700	1,260,745
NXP Semiconductors NV(1)	62,277	1,884,502

		$5,799,236

Software — 4.9%
Intuit, Inc.	31,400	$2,061,410
Microsoft Corp.	88,019	2,518,224
Oracle Corp.	45,187	1,461,347
VMware, Inc., Class A(1)	20,615	1,626,111

		$7,667,092

Specialty Retail — 2.9%
Bed Bath & Beyond, Inc.(1)	20,600	$1,327,052
Home Depot, Inc. (The)	26,019	1,815,606
Urban Outfitters, Inc.(1)	38,446	1,489,398

		$4,632,056

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	35,800	$2,112,558

		$2,112,558

Total Common Stocks (identified cost $108,628,598)		$157,105,778

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$90	$90,197

Total Short-Term Investments (identified cost $90,197)		$90,197

Total Investments — 99.9% (identified cost $108,718,795)		$157,195,975

Other Assets, Less Liabilities — 0.1%		$102,453

Net Assets — 100.0%		$157,298,428

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $135.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,754,723

Gross unrealized appreciation	$48,985,316
Gross unrealized depreciation	(544,064)

Net unrealized appreciation	$48,441,252

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$157,105,778	*	$—	$—	$157,105,778
Short-Term Investments	—		90,197	—	90,197
Total Investments	$157,105,778		$90,197	$—	$157,195,975

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Large-Cap Value Fund

March 31, 2013 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2013, the value of the Fund’s investment in the Portfolio was $7,601,494,365 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)(1)	950,000	$81,557,500
Honeywell International, Inc.	1,075,000	81,001,250
United Technologies Corp.	1,000,000	93,430,000

		$255,988,750

Biotechnology — 1.3%
Gilead Sciences, Inc.(1)(2)	2,000,000	$97,860,000

		$97,860,000

Capital Markets — 3.0%
Ameriprise Financial, Inc.	850,000	$62,602,500
Goldman Sachs Group, Inc. (The)	750,000	110,362,500
State Street Corp.	900,000	53,181,000

		$226,146,000

Chemicals — 2.6%
Air Products and Chemicals, Inc.	450,000	$39,204,000
E.I. du Pont de Nemours & Co.(1)	850,000	41,786,000
LyondellBasell Industries NV, Class A	1,800,000	113,922,000

		$194,912,000

Commercial Banks — 8.1%
KeyCorp	5,200,000	$51,792,000
PNC Financial Services Group, Inc.	2,650,000	176,225,000
Regions Financial Corp.	9,600,000	78,624,000
U.S. Bancorp	2,350,000	79,735,500
Wells Fargo & Co.	6,135,000	226,933,650

		$613,310,150

Computers & Peripherals — 1.0%
EMC Corp.(2)	3,150,000	$75,253,500

		$75,253,500

Consumer Finance — 2.6%
American Express Co.	1,600,000	$107,936,000
Discover Financial Services	2,000,000	89,680,000

		$197,616,000

Diversified Financial Services — 5.7%
Citigroup, Inc.	4,911,000	$217,262,640
JPMorgan Chase & Co.	4,585,000	217,604,100

		$434,866,740

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	2,650,000	$97,228,500
Verizon Communications, Inc.	2,100,000	103,215,000

		$200,443,500

1

Security	Shares	Value
Electric Utilities — 3.4%
American Electric Power Co., Inc.	2,650,000	$128,869,500
NextEra Energy, Inc.	1,675,000	130,114,000

		$258,983,500

Electrical Equipment — 0.6%
Eaton Corp. PLC(1)	800,000	$49,000,000

		$49,000,000

Energy Equipment & Services — 2.0%
National Oilwell Varco, Inc.	1,150,000	$81,362,500
Schlumberger, Ltd.	1,000,000	74,890,000

		$156,252,500

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	3,150,000	$173,218,500

		$173,218,500

Food Products — 2.7%
Kraft Foods Group, Inc.	825,000	$42,512,250
Mondelez International, Inc., Class A	2,750,000	84,177,500
Nestle SA	1,075,000	77,802,679

		$204,492,429

Health Care Equipment & Supplies — 2.0%
Covidien PLC	1,400,000	$94,976,000
Stryker Corp.	930,000	60,673,200

		$155,649,200

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	1,270,000	$65,341,500
Humana, Inc.	550,000	38,010,500

		$103,352,000

Industrial Conglomerates — 2.4%
General Electric Co.	8,000,000	$184,960,000

		$184,960,000

Insurance — 4.8%
ACE, Ltd.	1,000,000	$88,970,000
Aflac, Inc.	1,750,000	91,035,000
Travelers Companies, Inc. (The)(1)	1,700,000	143,123,000
XL Group PLC	1,500,000	45,450,000

		$368,578,000

Internet Software & Services — 0.8%
Google, Inc., Class A(2)	80,000	$63,522,400

		$63,522,400

2

Security	Shares	Value
IT Services — 1.4%
International Business Machines Corp.	500,000	$106,650,000

		$106,650,000

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	1,100,000	$84,139,000

		$84,139,000

Machinery — 1.5%
Caterpillar, Inc.	750,000	$65,227,500
Deere & Co.(1)	600,000	51,588,000

		$116,815,500

Media — 4.4%
Comcast Corp., Class A	4,000,000	$168,040,000
Walt Disney Co. (The)	2,875,000	163,300,000

		$331,340,000

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,600,000	$52,960,000

		$52,960,000

Multi-Utilities — 1.8%
Sempra Energy	1,750,000	$139,895,000

		$139,895,000

Multiline Retail — 2.1%
Macy’s, Inc.	2,000,000	$83,680,000
Target Corp.	1,150,000	78,717,500

		$162,397,500

Oil, Gas & Consumable Fuels — 14.5%
Anadarko Petroleum Corp.	1,000,000	$87,450,000
Chevron Corp.	1,885,000	223,975,700
ConocoPhillips	2,325,000	139,732,500
EOG Resources, Inc.	625,000	80,043,750
Exxon Mobil Corp.	1,725,000	155,439,750
Marathon Oil Corp.	2,800,000	94,416,000
Occidental Petroleum Corp.	2,100,000	164,577,000
Phillips 66	2,250,000	157,432,500

		$1,103,067,200

Pharmaceuticals — 8.1%
Merck & Co., Inc.	3,950,000	$174,708,500
Pfizer, Inc.	7,925,000	228,715,500
Roche Holding AG PC	500,000	116,561,495
Sanofi	975,000	99,435,697

		$619,421,192

Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	675,000	$85,502,250
Boston Properties, Inc.	550,000	55,583,000
Public Storage, Inc.	400,000	60,928,000

		$202,013,250

3

Security	Shares	Value
Road & Rail — 1.9%
Union Pacific Corp.	1,000,000	$142,410,000

		$142,410,000

Software — 3.0%
Microsoft Corp.	4,050,000	$115,870,500
Oracle Corp.	3,450,000	111,573,000

		$227,443,500

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	1,150,000	$43,608,000

		$43,608,000

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	775,000	$38,742,250

		$38,742,250

Tobacco — 0.5%
Philip Morris International, Inc.	425,000	$39,401,750

		$39,401,750

Total Common Stocks (identified cost $5,367,102,038)		$7,424,709,311

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$16,179	$16,179,403
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	72,596	72,595,654

Total Short-Term Investments (identified cost $88,775,057)		$88,775,057

Total Investments — 98.7% (identified cost $5,455,877,095)		$7,513,484,368

Other Assets, Less Liabilities — 1.3%		$98,176,390

Net Assets — 100.0%		$7,611,660,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at March 31, 2013.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2013, the Portfolio loaned securities having a market value of $16,049,015 and received $16,179,403 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 were $4,456 and $50,612, respectively.

4

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,500,621,221

Gross unrealized appreciation	$2,026,140,773
Gross unrealized depreciation	(13,277,626)

Net unrealized appreciation	$2,012,863,147

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$576,087,750	$—		$—	$576,087,750
Consumer Staples	339,310,000	77,802,679		—	417,112,679
Energy	1,259,319,700	—		—	1,259,319,700
Financials	2,042,530,140	—		—	2,042,530,140
Health Care	844,424,200	215,997,192		—	1,060,421,392
Industrials	749,174,250	—		—	749,174,250
Information Technology	472,869,400	—		—	472,869,400
Materials	247,872,000	—		—	247,872,000
Telecommunication Services	200,443,500	—		—	200,443,500
Utilities	398,878,500	—		—	398,878,500
Total Common Stocks	$7,130,909,440	$293,799,871	*	$—	$7,424,709,311
Short-Term Investments	$—	$88,775,057		$—	$88,775,057
Total Investments	$7,130,909,440	$382,574,928		$—	$7,513,484,368

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Parametric Absolute Return Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 24.4%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.4%
Philip Morris International, Inc., 4.875%, 5/16/13	$300	$301,677

		$301,677

Auto Manufacturers — 1.0%
Daimler Finance North America, LLC, 1.25%, 1/11/16(1)	$300	$301,257
Volkswagen International Finance N.V., 1.15%, 11/20/15(1)	350	351,593

		$652,850

Banks — 11.8%
American Express Centurion Bank, 0.875%, 11/13/15	$250	$250,348
American Express Co., MTN, 1.903%, 6/19/13(2)	100	100,350
Bank of America Corp., MTN, 1.722%, 1/30/14(2)	250	252,234
Bank of Montreal, 2.125%, 6/28/13	250	251,133
Bank of Montreal, MTN, 0.80%, 11/6/15	250	249,802
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	250,484
Bank of Nova Scotia, 0.75%, 10/9/15	250	250,056
Barclays Bank PLC, 2.375%, 1/13/14	250	253,396
BB&T Corp., MTN, 3.375%, 9/25/13	150	152,205
BlackRock, Inc., 0.588%, 5/24/13(2)	200	200,072
Capital One Financial Corp., 1.00%, 11/6/15	125	124,519
Citigroup, Inc., 5.85%, 7/2/13	100	101,296
Citigroup, Inc., 1.25%, 1/15/16	250	249,889
Credit Suisse USA, Inc., 0.555%, 4/12/13(2)	270	270,030
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	202,711
Fifth Third Bank, 0.40%, 5/17/13(2)	400	400,006
Goldman Sachs Group, Inc., 0.884%, 9/29/14(2)	255	255,094
Goldman Sachs Group, Inc., 1.296%, 2/7/14(2)	125	125,636
HSBC Finance Corp., 0.554%, 1/15/14(2)	260	259,756
JPMorgan Chase & Co. MTN, 1.034%, 9/30/13(2)	150	150,537
JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	250	250,511
JPMorgan Chase & Co. MTN, 1.102%, 1/24/14(2)	200	201,239
Morgan Stanley, 1.281%, 4/29/13(2)	325	325,180
Morgan Stanley, MTN, 0.605%, 1/9/14(2)	225	224,526
PNC Bank NA, 0.80%, 1/28/16	250	250,166
Royal Bank of Canada, 1.125%, 1/15/14	250	251,620
Royal Bank of Canada, MTN, 0.80%, 10/30/15	250	250,503
State Street Corp., 0.48%, 12/8/15(2)	200	198,547
State Street Corp., 0.631%, 3/7/14(2)	150	150,390
Toronto Dominion Bank, MTN, 0.481%, 7/26/13(2)	400	400,314
US Bank NA, 0.585%, 10/14/14(2)	125	125,316
US Bank NA, 4.95%, 10/30/14	150	159,867
US Bank NA, MTN, 1.375%, 9/13/13	150	150,544
Wachovia Corp., 0.678%, 11/3/14(2)	200	200,207
Westpac Banking Corp., 0.95%, 1/12/16	300	301,347

		$7,789,831

Beverages — 2.1%
Anheuser-Busch InBev Finance, Inc., 0.80%, 1/15/16	$350	$350,519

1

Security	Principal Amount (000’s omitted)	Value
Anheuser-Busch InBev Worldwide, Inc., 0.665%, 7/14/14(2)	$55	$55,256
Coca-Cola Refreshments USA, Inc., 0.75%, 3/13/15	350	351,955
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	360	361,648
PepsiCo, Inc., 0.70%, 8/13/15	250	250,521

		$1,369,899

Business Equipment and Services — 0.4%
eBay, Inc., 0.875%, 10/15/13	$300	$300,949

		$300,949

Computers — 0.6%
IBM Corp., 0.55%, 2/6/15	$400	$400,799

		$400,799

Diversified Manufacturing — 0.5%
Procter & Gamble Co., 0.216%, 2/6/14(2)	$350	$349,957

		$349,957

Drugs — 0.9%
Johnson & Johnson, 0.38%, 5/15/14(2)	$580	$581,117

		$581,117

Electric — 1.2%
Florida Power Corp., 0.65%, 11/15/15	$275	$275,206
Georgia Power Co., 0.625%, 11/15/15	250	250,026
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250	252,025

		$777,257

Financial Services — 2.6%
Caterpillar Financial Services Corp., 0.70%, 11/6/15	$250	$250,378
Caterpillar Financial Services Corp., MTN, 6.20%, 9/30/13	250	257,013
Charles Schwab Corp. (The), 0.85%, 12/4/15	250	251,182
General Electric Capital Corp., MTN, 1.00%, 1/8/16	325	325,388
John Deere Capital Corp., 0.70%, 9/4/15	250	250,473
Toyota Motor Credit Corp., 0.875%, 7/17/15	350	352,416

		$1,686,850

Foods — 0.4%
Unilever Capital Corp., 0.45%, 7/30/15	$250	$249,419

		$249,419

Insurance — 1.2%
Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	$300	$305,237
MetLife, Inc., 1.546%, 8/6/13(2)	325	326,377
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	151,724

		$783,338

Media — 0.4%
Walt Disney Co. (The), MTN, 0.45%, 12/1/15	$250	$249,927

		$249,927

Oil & Gas — 0.4%
Shell International Finance B.V., 4.00%, 3/21/14	$250	$258,763

		$258,763

Retail — 0.3%
Walgreen Co., 4.875%, 8/1/13	$220	$223,102

		$223,102

Utilities — 0.2%
Alabama Power Co., 5.80%, 11/15/13	$114	$117,676

		$117,676

2

Total Corporate Bonds & Notes (identified cost $15,971,820)		$16,093,411

Commercial Mortgage-Backed Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$4	$4,309
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	245	251,728
GECMC, Series 2003-C2, Class A4, 5.145%, 7/10/37	96	96,536
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	250	257,848
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(3)	175	176,036
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	79	80,717
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(3)	211	211,830
LB-UBS, Series 2004-C4, Class A4, 5.513%, 6/15/29(3)	200	210,155
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	32	32,009
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	240	249,650

Total Commercial Mortgage-Backed Securities (identified cost $1,597,968)		$1,570,818

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 2517, Class BH, 5.50%, 10/15/17	$137	$145,913
Federal Home Loan Mortgage Corp., Series 2621, Class QG, 5.00%, 8/15/31	98	98,325
Federal Home Loan Mortgage Corp., Series 2649, Class QH, 4.50%, 7/15/18	101	107,734
Federal Home Loan Mortgage Corp., Series 2840, Class OE, 5.00%, 2/15/33	114	118,264
Federal Home Loan Mortgage Corp., Series 2889, Class OG, 5.00%, 5/15/33	301	310,895
Federal Home Loan Mortgage Corp., Series 2971, Class GC, 5.00%, 7/15/18	254	258,865
Federal Home Loan Mortgage Corp., Series 2977, Class PC, 5.00%, 6/15/31	8	7,602
Federal Home Loan Mortgage Corp., Series 3047, Class OB, 5.50%, 12/15/33	74	75,943
Federal Home Loan Mortgage Corp., Series 3549, Class JA, 4.50%, 3/15/36	169	170,024
Federal National Mortgage Association, Series 2004-81, Class KD, 4.50%, 7/25/18	125	126,582
Federal National Mortgage Association, Series 2005-84, Class YG, 5.00%, 9/25/35	109	111,811
Federal National Mortgage Association, Series 2010-9, Class A, 4.00%, 11/25/23	91	93,542
Federal National Mortgage Association, Series 2010-155, Class A, 3.50%, 9/25/25	354	367,808
Federal National Mortgage Association, Series 2011-66, Class AB, 4.00%, 11/25/39	142	144,311
Federal National Mortgage Association, Series 2011-76, Class PB, 2.50%, 4/25/39	166	169,991
Government National Mortgage Association, Series 2008-17, Class EH, 5.25%, 1/16/32	186	189,363
Government National Mortgage Association, Series 2009-93, Class EJ, 3.50%, 5/20/35	156	159,286
Government National Mortgage Association, Series 2009-122, Class MT, 2.25%, 10/20/32	155	157,213

Total Collateralized Mortgage Obligations (identified cost $2,825,522)		$2,813,472

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	$140	$139,884

3

Security	Principal Amount (000’s omitted)	Value
FORDO, Series 2012-D, Class A1, 0.22%, 12/15/13(1)	$44	$44,243
HAROT, Series 2011-3, Class A2, 0.67%, 4/21/14	68	67,762
NAROT, Series 2012-B, Class A1, 0.263%, 8/15/13	25	25,066

Total Asset-Backed Securities (identified cost $277,028)		$276,955

U.S. Government Agency Obligations — 21.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank, 0.21%, 3/26/14(2)	$1,250	$1,250,801
Federal Farm Credit Bank, 0.30%, 7/29/13(2)	1,000	1,000,590
Federal Home Loan Bank, 0.30%, 1/23/14	750	750,772
Federal Home Loan Mortgage Corp., 0.30%, 3/21/14	1,250	1,252,166
Federal Home Loan Mortgage Corp., 0.35%, 11/26/14	1,500	1,500,561
Federal Home Loan Mortgage Corp., 0.375%, 11/27/13	2,500	2,503,798
Federal Home Loan Mortgage Corp., 1.00%, 7/30/14	1,000	1,010,861
Federal National Mortgage Association, 0.40%, 1/27/15(2)	5,000	5,019,815

Total U.S. Government Agency Obligations (identified cost $14,274,722)		$14,289,364

U.S. Treasury Obligations — 46.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.125%, 8/31/13	$4,000	$4,000,624
U.S. Treasury Note, 0.125%, 7/31/14	2,500	2,497,755
U.S. Treasury Note, 0.25%, 3/31/14	1,000	1,000,899
U.S. Treasury Note, 0.25%, 4/30/14	5,000	5,004,495
U.S. Treasury Note, 0.25%, 8/15/15	1,500	1,498,594
U.S. Treasury Note, 0.25%, 12/15/15	500	499,024
U.S. Treasury Note, 0.50%, 5/31/13	1,500	1,501,348
U.S. Treasury Note, 0.50%, 11/15/13	5,000	5,012,305
U.S. Treasury Note, 0.75%, 6/15/14	4,500	4,530,762
U.S. Treasury Note, 1.75%, 1/31/14	5,000	5,067,190

Total U.S. Treasury Obligations (identified cost $30,631,617)		$30,612,996

Call Options Purchased — 0.0%(4)
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	72	$1,650	4/5/13	$540
S&P 500 Index	70	1,660	4/12/13	875
S&P 500 Index	70	1,660	4/20/13	1,050
S&P 500 Index	70	1,670	4/26/13	1,400
S&P 500 Index FLEX	71	1,645	4/1/13	0
S&P 500 Index FLEX	72	1,647	4/3/13	1
S&P 500 Index FLEX	72	1,657	4/9/13	32
S&P 500 Index FLEX	72	1,657	4/10/13	52

4

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	71	$1,662	4/15/13	$192
S&P 500 Index FLEX	72	1,657	4/17/13	462
S&P 500 Index FLEX	71	1,657	4/22/13	1,113
S&P 500 Index FLEX	71	1,667	4/24/13	846

Total Call Options Purchased (identified cost $21,801)				$6,563

Put Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	72	$1,410	4/5/13	$900
S&P 500 Index	70	1,425	4/12/13	3,850
S&P 500 Index	70	1,415	4/20/13	4,200
S&P 500 Index	70	1,425	4/26/13	11,200
S&P 500 Index FLEX	71	1,405	4/1/13	0
S&P 500 Index FLEX	72	1,403	4/3/13	1
S&P 500 Index FLEX	72	1,418	4/9/13	230
S&P 500 Index FLEX	72	1,418	4/10/13	340
S&P 500 Index FLEX	71	1,413	4/15/13	1,170
S&P 500 Index FLEX	72	1,413	4/17/13	1,776
S&P 500 Index FLEX	71	1,403	4/22/13	2,975
S&P 500 Index FLEX	71	1,413	4/24/13	4,846

Total Put Options Purchased (identified cost $113,724)				$31,488

Short-Term Investments — 0.4%
Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)			$256	$255,614

Total Short-Term Investments (identified cost $255,614)				$255,614

Total Investments — 100.1% (identified cost $65,969,816)				$65,950,681

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	72	$1,575	4/5/13	$(35,280)
S&P 500 Index	70	1,585	4/12/13	(31,850)
S&P 500 Index	70	1,585	4/20/13	(49,700)
S&P 500 Index	70	1,595	4/26/13	(41,650)
S&P 500 Index FLEX	71	1,570	4/1/13	(41,805)
S&P 500 Index FLEX	72	1,570	4/3/13	(52,360)
S&P 500 Index FLEX	72	1,580	4/9/13	(46,874)
S&P 500 Index FLEX	72	1,580	4/10/13	(50,391)
S&P 500 Index FLEX	71	1,585	4/15/13	(51,206)
S&P 500 Index FLEX	72	1,580	4/17/13	(71,603)
S&P 500 Index FLEX	71	1,580	4/22/13	(83,462)

5

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	71	$1,590	4/24/13	$(59,657)

Total Call Options Written (premiums received $474,021)				$(615,838)

Put Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	72	$1,485	4/5/13	$(4,140)
S&P 500 Index	70	1,500	4/12/13	(14,000)
S&P 500 Index	70	1,490	4/20/13	(19,425)
S&P 500 Index	70	1,500	4/26/13	(35,000)
S&P 500 Index FLEX	71	1,480	4/1/13	(23)
S&P 500 Index FLEX	72	1,480	4/3/13	(245)
S&P 500 Index FLEX	72	1,495	4/9/13	(5,713)
S&P 500 Index FLEX	72	1,495	4/10/13	(6,929)
S&P 500 Index FLEX	71	1,490	4/15/13	(12,106)
S&P 500 Index FLEX	72	1,490	4/17/13	(15,179)
S&P 500 Index FLEX	71	1,480	4/22/13	(18,257)
S&P 500 Index FLEX	71	1,490	4/24/13	(26,002)

Total Put Options Written (premiums received $419,191)				$(157,019)

Other Assets, Less Liabilities — 1.1%				$728,232

Net Assets — 100.0%				$65,906,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

FORDO	-	Ford Credit Auto Owner Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

HAROT	-	Honda Auto Receivables Owner Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

MTN	-	Medium-Term Note

NAROT	-	Nissan Auto Receivables Owner Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $697,093 or 1.1% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

6

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $817.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,924,725

Gross unrealized appreciation	$318,626
Gross unrealized depreciation	(292,670)

Net unrealized appreciation	$25,956

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,606	$1,134,430
Options written	5,364	2,841,838
Options exercised	(2,016)	(1,262,144)
Options expired	(3,246)	(1,820,912)

Outstanding, end of period	1,708	$893,212

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $38,051 and $772,857, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$16,093,411	$—	$16,093,411
Commercial Mortgage-Backed Securities	—	1,570,818	—	1,570,818
Collateralized Mortgage Obligations	—	2,813,472	—	2,813,472
Asset-Backed Securities	—	276,955	—	276,955
U.S. Government Agency Obligations	—	14,289,364	—	14,289,364
U.S. Treasury Obligations	—	30,612,996	—	30,612,996
Call Options Purchased	3,865	2,698	—	6,563
Put Options Purchased	20,150	11,338	—	31,488
Short-Term Investments	—	255,614	—	255,614
Total Investments	$24,015	$65,926,666	$—	$65,950,681

Liability Description
Call Options Written	$(158,480)	$(457,358)	$—	$(615,838)
Put Options Written	(72,565)	(84,454)	—	(157,019)
Total	$(231,045)	$(541,812)	$—	$(772,857)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of the Fund was changed from Eaton Vance Parametric Option Absolute Return Strategy Fund to Parametric Absolute Return Fund.

8

Eaton Vance

Real Estate Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Hotels, Restaurants & Leisure — 4.2%
Marriott International, Inc., Class A	12,700	$536,321
McDonald’s Corp.	4,700	468,543
Starwood Hotels & Resorts Worldwide, Inc.	6,900	439,737

		$1,444,601

Other — 0.8%
CB Richard Ellis Group, Inc., Class A(1)	5,900	$148,975
Jones Lang LaSalle, Inc.	1,400	139,174

		$288,149

Real Estate Investment Trusts — 93.7%

Security	Shares	Value
Diversified, Specialty & Other — 9.2%
American Tower Corp.	5,400	$415,368
Digital Realty Trust, Inc.	2,600	173,966
Liberty Property Trust, Inc.	8,800	349,800
Plum Creek Timber Co., Inc.	9,100	475,020
PS Business Parks, Inc.	9,200	726,064
Vornado Realty Trust	12,300	1,028,772

		$3,168,990

Health Care — 9.7%
HCP, Inc.	17,700	$882,522
Health Care REIT, Inc.	15,900	1,079,769
Ventas, Inc.	18,600	1,361,520

		$3,323,811

Hotels & Resorts — 3.4%
DiamondRock Hospitality Co.	9,400	$87,514
Hersha Hospitality Trust	35,200	205,568
Host Hotels & Resorts, Inc.	33,300	582,417
LaSalle Hotel Properties	6,400	162,432
Sunstone Hotel Investors, Inc.(1)	11,500	141,565

		$1,179,496

Industrial — 5.5%
DCT Industrial Trust, Inc.	41,000	$303,400
EastGroup Properties, Inc.	11,100	646,020
ProLogis, Inc.	23,800	951,524

		$1,900,944

Malls and Factory Outlets — 16.6%
General Growth Properties, Inc.	20,700	$411,516
Macerich Co. (The)	3,600	231,768
Simon Property Group, Inc.	23,500	3,726,160
Tanger Factory Outlet Centers	13,200	477,576
Taubman Centers, Inc.	11,100	862,026

		$5,709,046

Multifamily — 21.0%
American Campus Communities, Inc.	19,400	$879,596
AvalonBay Communities, Inc.	16,100	2,039,387
Camden Property Trust	4,000	274,720
Equity Residential	37,500	2,064,750
Essex Property Trust, Inc.	3,700	557,146

1

Security	Shares	Value
Mid-America Apartment Communities, Inc.	8,300	$573,198
Post Properties, Inc.	5,300	249,630
UDR, Inc.	25,300	612,007

		$7,250,434

Office — 12.0%
Alexandria Real Estate Equities, Inc.	5,200	$369,096
Boston Properties, Inc.	17,100	1,728,126
Brandywine Realty Trust	11,000	163,350
Corporate Office Properties Trust	6,600	176,088
Douglas Emmett, Inc.	25,000	623,250
Highwoods Properties, Inc.	17,000	672,690
Kilroy Realty Corp.	7,700	403,480

		$4,136,080

Self Storage — 7.8%
Extra Space Storage, Inc.	10,200	$400,554
Public Storage, Inc.	14,900	2,269,568

		$2,670,122

Strip Centers — 8.5%
Acadia Realty Trust	9,400	$261,038
DDR Corp.	35,600	620,152
Federal Realty Investment Trust	10,000	1,080,400
Regency Centers Corp.	10,200	539,682
Retail Opportunity Investments Corp.	12,700	177,927
Urstadt Biddle Properties, Inc.	11,100	241,536

		$2,920,735

Total Real Estate Investment Trusts		$32,259,658

Total Common Stocks (identified cost $29,198,408)		$33,992,408

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$349	$349,358

Total Short-Term Investments (identified cost $349,358)		$349,358

Total Investments — 99.7% (identified cost $29,547,766)		$34,341,766

Other Assets, Less Liabilities — 0.3%		$108,071

Net Assets — 100.0%		$34,449,837

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $188.

The Fund did not have any open financial instruments at March 31, 2013.

2

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,707,235

Gross unrealized appreciation	$4,743,435
Gross unrealized depreciation	(108,904)

Net unrealized appreciation	$4,634,531

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$33,992,408	*	$—	$—	$33,992,408
Short-Term Investments	—		349,358	—	349,358
Total Investments	$33,992,408		$349,358	$—	$34,341,766

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Aerovironment, Inc.(1)	65,440	$1,186,427

		$1,186,427

Auto Components — 2.1%
Dana Holding Corp.	224,630	$4,005,153

		$4,005,153

Building Products — 1.9%
Armstrong World Industries, Inc.	66,660	$3,725,627

		$3,725,627

Capital Markets — 4.5%
HFF, Inc., Class A	179,280	$3,573,051
Lazard, Ltd., Class A	106,240	3,625,971
Walter Investment Management Corp.(1)	42,105	1,568,411

		$8,767,433

Chemicals — 4.4%
Balchem Corp.	105,490	$4,635,231
Cytec Industries, Inc.	52,440	3,884,755

		$8,519,986

Commercial Banks — 3.0%
Signature Bank(1)	44,840	$3,531,598
Texas Capital Bancshares, Inc.(1)	57,150	2,311,718

		$5,843,316

Commercial Services & Supplies — 3.7%
Clean Harbors, Inc.(1)	54,580	$3,170,552
Team, Inc.(1)	94,901	3,897,584

		$7,068,136

Construction & Engineering — 2.5%
Foster Wheeler AG(1)	21,810	$498,358
MYR Group, Inc.(1)	175,050	4,299,228

		$4,797,586

Electrical Equipment — 1.6%
Generac Holdings, Inc.	86,280	$3,049,135

		$3,049,135

Electronic Equipment, Instruments & Components — 7.0%
FEI Co.	62,860	$4,057,613
FLIR Systems, Inc.	136,710	3,555,827
InvenSense, Inc.(1)	214,020	2,285,733
National Instruments Corp.	113,205	3,707,464

		$13,606,637

1

Security	Shares	Value
Energy Equipment & Services — 1.2%
Hornbeck Offshore Services, Inc.(1)	26,050	$1,210,283
Superior Energy Services, Inc.(1)	41,170	1,069,185

		$2,279,468

Food Products — 4.7%
Flowers Foods, Inc.	148,640	$4,896,201
Hain Celestial Group, Inc. (The)(1)	51,270	3,131,572
Pinnacle Foods, Inc.(1)	47,590	1,056,974

		$9,084,747

Health Care Equipment & Supplies — 4.0%
Analogic Corp.	56,340	$4,451,987
Globus Medical, Inc., Class A(1)	34,790	510,717
Integra LifeSciences Holdings Corp.(1)	71,520	2,789,995

		$7,752,699

Health Care Providers & Services — 2.1%
MEDNAX, Inc.(1)	22,020	$1,973,653
Team Health Holdings, Inc.(1)	59,220	2,154,423

		$4,128,076

Hotels, Restaurants & Leisure — 1.8%
Krispy Kreme Doughnuts, Inc.(1)	240,950	$3,479,318

		$3,479,318

Household Durables — 1.6%
Ryland Group, Inc. (The)	74,250	$3,090,285

		$3,090,285

Household Products — 2.7%
Church & Dwight Co., Inc.	81,390	$5,260,236

		$5,260,236

Insurance — 4.2%
Allied World Assurance Co. Holdings, Ltd.	49,150	$4,557,188
HCC Insurance Holdings, Inc.	86,060	3,617,102

		$8,174,290

IT Services — 3.6%
Euronet Worldwide, Inc.(1)	161,080	$4,242,847
Global Cash Access Holdings, Inc.(1)	385,030	2,714,462

		$6,957,309

Life Sciences Tools & Services — 2.2%
Bruker Corp.(1)	217,850	$4,160,935

		$4,160,935

Machinery — 6.8%
Colfax Corp.(1)	87,100	$4,053,634
RBC Bearings, Inc.(1)	78,990	3,993,734
Valmont Industries, Inc.	31,680	4,982,314

		$13,029,682

Marine — 2.1%
Kirby Corp.(1)	53,150	$4,081,920

		$4,081,920

Media — 0.3%
ReachLocal, Inc.(1)	33,940	$507,742

		$507,742

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.0%
Goodrich Petroleum Corp.(1)	215,940	$3,379,461
Kodiak Oil & Gas Corp.(1)	382,310	3,475,198
PDC Energy, Inc.(1)	84,460	4,186,682
Western Refining, Inc.	93,020	3,293,838
WPX Energy, Inc.(1)	189,270	3,032,106

		$17,367,285

Paper & Forest Products — 1.1%
Boise Cascade Co.(1)	60,539	$2,054,694

		$2,054,694

Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities, Inc.	30,270	$1,372,442
Mid-America Apartment Communities, Inc.	43,240	2,986,155
PS Business Parks, Inc.	55,199	4,356,305
Sovran Self Storage, Inc.	22,160	1,429,098

		$10,144,000

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	102,360	$2,328,690
Cypress Semiconductor Corp.(1)	280,830	3,097,555
Monolithic Power Systems, Inc.	106,140	2,586,632

		$8,012,877

Software — 2.1%
Mentor Graphics Corp.	224,510	$4,052,406

		$4,052,406

Specialty Retail — 4.2%
GNC Holdings, Inc., Class A	127,900	$5,023,912
Group 1 Automotive, Inc.	50,450	3,030,531

		$8,054,443

Thrifts & Mortgage Finance — 1.2%
ViewPoint Financial Group, Inc.	115,440	$2,321,498

		$2,321,498

Total Common Stocks (identified cost $140,460,383)		$184,563,346

Short-Term Investments — 4.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$9,334	$9,334,478

Total Short-Term Investments (identified cost $9,334,478)		$9,334,478

Total Investments — 100.5% (identified cost $149,794,861)		$193,897,824

Other Assets, Less Liabilities — (0.5)%		$(941,730)

Net Assets — 100.0%		$192,956,094

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $1,300.

The Fund did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,351,751

Gross unrealized appreciation	$45,175,965
Gross unrealized depreciation	(1,629,892)

Net unrealized appreciation	$43,546,073

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$184,563,346	*	$—	$—	$184,563,346
Short-Term Investments	—		9,334,478	—	9,334,478
Total Investments	$184,563,346		$9,334,478	$—	$193,897,824

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Small-Cap Value Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Airlines — 1.6%
Spirit Airlines, Inc.(1)	21,157	$536,542

		$536,542

Auto Components — 1.8%
Dana Holding Corp.	34,810	$620,662

		$620,662

Beverages — 1.5%
Cott Corp.	51,070	$516,828

		$516,828

Building Products — 2.2%
A.O. Smith Corp.	10,312	$758,654

		$758,654

Chemicals — 5.6%
Calgon Carbon Corp.(1)	37,687	$682,135
Innophos Holdings, Inc.	10,128	552,584
RPM International, Inc.	20,727	654,558

		$1,889,277

Commercial Banks — 8.9%
Bank of Marin Bancorp	4,380	$175,594
Cardinal Financial Corp.	20,100	365,418
ConnectOne Bancorp, Inc.(1)	5,560	173,750
Eagle Bancorp, Inc.(1)	14,960	327,475
First Midwest Bancorp, Inc.	36,039	478,598
Prosperity Bancshares, Inc.	17,967	851,456
Umpqua Holdings Corp.	48,358	641,227

		$3,013,518

Communications Equipment — 2.0%
NETGEAR, Inc.(1)	20,768	$695,936

		$695,936

Construction & Engineering — 4.8%
EMCOR Group, Inc.	20,159	$854,540
MasTec, Inc.(1)	26,484	772,009

		$1,626,549

Containers & Packaging — 2.1%
AptarGroup, Inc.	12,626	$724,101

		$724,101

Electric Utilities — 3.4%
Cleco Corp.	12,351	$580,868
Portland General Electric Co.	18,403	558,163

		$1,139,031

1

Security	Shares	Value
Electrical Equipment — 1.1%
General Cable Corp.(1)	9,921	$363,406

		$363,406

Electronic Equipment, Instruments & Components — 1.6%
Itron, Inc.(1)	11,858	$550,211

		$550,211

Energy Equipment & Services — 3.1%
Hornbeck Offshore Services, Inc.(1)	17,386	$807,753
Oil States International, Inc.(1)	3,073	250,665

		$1,058,418

Food Products — 5.0%
Darling International, Inc.(1)	28,905	$519,134
J&J Snack Foods Corp.	6,033	463,877
Lancaster Colony Corp.	9,155	704,935

		$1,687,946

Health Care Equipment & Supplies — 4.8%
Teleflex, Inc.	10,367	$876,115
West Pharmaceutical Services, Inc.	11,356	737,459

		$1,613,574

Health Care Providers & Services — 1.6%
Magellan Health Services, Inc.(1)	11,684	$555,808

		$555,808

Insurance — 8.2%
Aspen Insurance Holdings, Ltd.	19,485	$751,731
National Financial Partners Corp.(1)	27,678	620,818
ProAssurance Corp.	7,208	341,155
Protective Life Corp.	12,641	452,548
Tower Group, Inc.	32,884	606,713

		$2,772,965

IT Services — 3.1%
MAXIMUS, Inc.	13,037	$1,042,569

		$1,042,569

Machinery — 7.8%
Barnes Group, Inc.	26,146	$756,404
Crane Co.	10,632	593,904
EnPro Industries, Inc.(1)	9,919	507,555
Titan International, Inc.	37,118	782,447

		$2,640,310

Oil, Gas & Consumable Fuels — 3.6%
Stone Energy Corp.(1)	29,175	$634,556
VAALCO Energy, Inc.(1)	76,230	578,586

		$1,213,142

Professional Services — 1.0%
Towers Watson & Co., Class A	4,694	$325,388

		$325,388

Real Estate Investment Trusts (REITs) — 6.4%
DuPont Fabros Technology, Inc.	25,116	$609,565
LaSalle Hotel Properties	23,478	595,872
Pebblebrook Hotel Trust	15,289	394,303
PS Business Parks, Inc.	7,352	580,220

		$2,179,960

2

Security	Shares	Value
Road & Rail — 2.1%
Old Dominion Freight Line, Inc.(1)	19,046	$727,557

		$727,557

Semiconductors & Semiconductor Equipment — 1.2%
OmniVision Technologies, Inc.(1)	30,278	$417,231

		$417,231

Specialty Retail — 4.0%
Aeropostale, Inc.(1)	27,559	$374,802
Children’s Place Retail Stores, Inc. (The)(1)	13,050	584,901
Finish Line, Inc. (The), Class A	19,734	386,589

		$1,346,292

Textiles, Apparel & Luxury Goods — 4.4%
Hanesbrands, Inc.(1)	17,337	$789,874
Iconix Brand Group, Inc.(1)	27,374	708,165

		$1,498,039

Thrifts & Mortgage Finance — 3.6%
Capitol Federal Financial, Inc.	26,910	$324,803
First Defiance Financial Corp.	8,790	204,983
Oritani Financial Corp.	29,910	463,306
Washington Federal, Inc.	13,768	240,940

		$1,234,032

Trading Companies & Distributors — 1.0%
CAI International, Inc.(1)	11,890	$342,670

		$342,670

Total Common Stocks (identified cost $24,348,231)		$33,090,616

Short-Term Investments — 2.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/13	$944	$943,764

Total Short-Term Investments (identified cost $943,764)		$943,764

Total Investments — 100.3% (identified cost $25,291,995)		$34,034,380

Other Assets, Less Liabilities — (0.3)%		$(88,514)

Net Assets — 100.0%		$33,945,866

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Fund did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,256,194

Gross unrealized appreciation	$9,031,647
Gross unrealized depreciation	(253,461)

Net unrealized appreciation	$8,778,186

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$33,090,616	*	$—	$—	$33,090,616
Short-Term Investments	—		943,764	—	943,764
Total Investments	$33,090,616		$943,764	$—	$34,034,380

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Special Equities Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Auto Components — 1.9%
Dana Holding Corp.	60,410	$1,077,110

		$1,077,110

Building Products — 1.9%
Armstrong World Industries, Inc.	18,940	$1,058,557

		$1,058,557

Capital Markets — 4.4%
Affiliated Managers Group, Inc.(1)	9,220	$1,415,915
Lazard, Ltd., Class A	30,670	1,046,767

		$2,462,682

Chemicals — 3.3%
Cytec Industries, Inc.	13,890	$1,028,971
FMC Corp.	14,010	798,991

		$1,827,962

Commercial Banks — 5.7%
First Republic Bank	36,800	$1,421,216
Signature Bank(1)	13,160	1,036,482
Texas Capital Bancshares, Inc.(1)	17,060	690,077

		$3,147,775

Commercial Services & Supplies — 1.6%
Clean Harbors, Inc.(1)	15,810	$918,403

		$918,403

Computers & Peripherals — 0.9%
NCR Corp.(1)	19,030	$524,467

		$524,467

Construction & Engineering — 2.2%
Foster Wheeler AG(1)	6,310	$144,184
Quanta Services, Inc.(1)	37,290	1,065,748

		$1,209,932

Containers & Packaging — 1.9%
AptarGroup, Inc.	18,840	$1,080,474

		$1,080,474

Electrical Equipment — 3.1%
AMETEK, Inc.	19,685	$853,542
Generac Holdings, Inc.	24,990	883,146

		$1,736,688

Electronic Equipment, Instruments & Components — 6.9%
FLIR Systems, Inc.	39,450	$1,026,094
InvenSense, Inc.(1)	61,810	660,131
National Instruments Corp.	32,390	1,060,772
Trimble Navigation, Ltd.(1)	36,160	1,083,354

		$3,830,351

1

Security	Shares	Value
Energy Equipment & Services — 2.2%
Hornbeck Offshore Services, Inc.(1)	7,540	$350,308
Rowan Cos., PLC(1)	15,420	545,251
Superior Energy Services, Inc.(1)	11,850	307,745

		$1,203,304

Food Products — 5.3%
Flowers Foods, Inc.	40,090	$1,320,564
Green Mountain Coffee Roasters, Inc.(1)	7,430	421,727
Hain Celestial Group, Inc. (The)(1)	15,010	916,811
Pinnacle Foods, Inc.(1)	13,760	305,610

		$2,964,712

Health Care Equipment & Supplies — 1.5%
Integra LifeSciences Holdings Corp.(1)	20,690	$807,117

		$807,117

Health Care Providers & Services — 2.1%
MEDNAX, Inc.(1)	6,350	$569,151
Team Health Holdings, Inc.(1)	16,940	616,277

		$1,185,428

Hotels, Restaurants & Leisure — 1.8%
Krispy Kreme Doughnuts, Inc.(1)	69,510	$1,003,724

		$1,003,724

Household Durables — 1.6%
Ryland Group, Inc. (The)	21,510	$895,246

		$895,246

Household Products — 2.7%
Church & Dwight Co., Inc.	23,428	$1,514,152

		$1,514,152

Insurance — 3.9%
HCC Insurance Holdings, Inc.	24,490	$1,029,314
WR Berkley Corp.	26,040	1,155,395

		$2,184,709

Internet Software & Services — 1.8%
VeriSign, Inc.(1)	21,190	$1,001,863

		$1,001,863

IT Services — 2.2%
Teradata Corp.(1)	20,940	$1,225,199

		$1,225,199

Leisure Equipment & Products — 1.5%
Polaris Industries, Inc.	9,300	$860,157

		$860,157

Life Sciences Tools & Services — 2.0%
Bruker Corp.(1)	59,120	$1,129,192

		$1,129,192

Machinery — 6.6%
Colfax Corp.(1)	24,480	$1,139,299
Pall Corp.	12,580	860,095
RBC Bearings, Inc.(1)	15,840	800,870
Valmont Industries, Inc.	5,510	866,558

		$3,666,822

2

Security	Shares	Value
Marine — 2.5%
Kirby Corp.(1)	18,280	$1,403,904

		$1,403,904

Multiline Retail — 1.8%
Dollar Tree, Inc.(1)	20,320	$984,098

		$984,098

Oil, Gas & Consumable Fuels — 6.2%
Kodiak Oil & Gas Corp.(1)	106,590	$968,903
PDC Energy, Inc.(1)	21,640	1,072,695
Western Refining, Inc.	26,540	939,782
WPX Energy, Inc.(1)	27,870	446,477

		$3,427,857

Paper & Forest Products — 1.1%
Boise Cascade Co.(1)	17,545	$595,477

		$595,477

Pharmaceuticals — 2.6%
Perrigo Co.	11,970	$1,421,198

		$1,421,198

Real Estate Investment Trusts (REITs) — 3.6%
American Campus Communities, Inc.	8,810	$399,445
Essex Property Trust, Inc.	5,320	801,086
Mid-America Apartment Communities, Inc.	11,820	816,289

		$2,016,820

Road & Rail — 1.8%
Kansas City Southern	8,920	$989,228

		$989,228

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	29,610	$673,627
Cypress Semiconductor Corp.(1)	81,800	902,254
Monolithic Power Systems, Inc.	31,100	757,907

		$2,333,788

Specialty Retail — 2.2%
GNC Holdings, Inc., Class A	31,260	$1,227,893

		$1,227,893

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.(1)	21,110	$961,772

		$961,772

Total Common Stocks (identified cost $40,782,027)		$53,878,061

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$2,192	$2,192,189

Total Short-Term Investments (identified cost $2,192,189)		$2,192,189

3

Value
Total Investments — 100.6% (identified cost $42,974,216)	$56,070,250

Other Assets, Less Liabilities — (0.6)%	$(342,245)

Net Assets — 100.0%	$55,728,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $339.

The Fund did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,945,651

Gross unrealized appreciation	$13,473,361
Gross unrealized depreciation	(348,762)

Net unrealized appreciation	$13,124,599

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$53,878,061	*	$—	$—	$53,878,061
Short-Term Investments	—		2,192,189	—	2,192,189
Total Investments	$53,878,061		$2,192,189	$—	$56,070,250

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013